[LOGO] EXCELSIOR FUNDS
       Advised by U.S. Trust


                          DOMESTIC EQUITY PORTFOLIOS


                              SEMI-ANNUAL REPORT

                              September 30, 2002

                               TABLE OF CONTENTS

                                                                  PAGE
                                                                  ----
         STATEMENTS OF ASSETS AND LIABILITIES....................   1
         STATEMENTS OF OPERATIONS................................   3
         STATEMENTS OF CHANGES IN NET ASSETS.....................   5
         FINANCIAL HIGHLIGHTS--SELECTED PER SHARE DATA AND RATIOS   7
         PORTFOLIOS OF INVESTMENTS
            Blended Equity Fund..................................   9
            Large Cap Growth Fund................................  11
            Optimum Growth Fund..................................  12
            Small Cap Fund.......................................  13
            Value and Restructuring Fund.........................  14
            Mid Cap Value Fund...................................  16
            Energy and Natural Resources Fund....................  17
            Real Estate Fund.....................................  18
            Technology Fund......................................  19
            Biotechnology Fund...................................  20
         NOTES TO FINANCIAL STATEMENTS...........................  21

For shareholder account information, current price and yield quotations, or to make an initial purchase or obtain a prospectus, call the appropriate telephone number listed below:

.. Initial Purchase and Prospectus Information and Shareholder Services
  1-800-446-1012 (From overseas, call 617-483-7297)
.. Current Price and Yield Information 1-800-446-1012
.. Internet Address: http://www.excelsiorfunds.com

This report must be preceded or accompanied by a current prospectus.

Prospectuses containing more complete information including charges and expenses may be obtained by contacting Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust at 1-800-446-1012.

Investors should read the current prospectus carefully prior to investing or sending money.

Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust are distributed by Edgewood Services, Inc.

You may write to Excelsior Funds, Inc., Excelsior Tax-Exempt Funds, Inc. and Excelsior Funds Trust at the following address:

      Excelsior Funds
      P.O. Box 8529
      Boston, MA 02266-8529

SHARES IN THE FUNDS ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED OR ENDORSED BY, UNITED STATES TRUST COMPANY OF NEW YORK, U.S. TRUST COMPANY, THEIR PARENT OR AFFILIATES AND SHARES ARE NOT INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. INVESTMENTS IN THE FUNDS INVOLVE INVESTMENT RISKS, INCLUDING POSSIBLE LOSS OF PRINCIPAL. FUND SHARES ARE NOT INSURED OR GUARANTEED BY THE U.S. GOVERNMENT.

Excelsior Funds
Statements of Assets and Liabilities
September 30, 2002 (Unaudited)




                                                       Blended      Large Cap       Optimum        Small
                                                       Equity        Growth         Growth          Cap
                                                        Fund          Fund           Fund          Fund
                                                     ------------ -------------  ------------  ------------
ASSETS:
 Investments, at cost-see accompanying portfolios... $425,333,290 $ 135,333,164  $ 33,771,731  $188,807,775
                                                     ============ =============  ============  ============
 Investments, at value (excluding Repurchase
  Agreements) (Note 1).............................. $473,697,514 $  87,995,255  $ 28,615,082  $160,591,255
 Repurchase Agreements, at value(Note 1)............    5,630,000     2,426,000     1,905,000     3,081,000
 Cash...............................................           76           453            26           188
 Dividends receivable...............................      672,017         6,900        21,149         2,000
 Interest receivable................................          261           113            88           143
 Receivable for investments sold....................           --            --            --     1,039,809
 Receivable for fund shares sold....................      205,129        51,964        30,351       581,740
 Receivable due from adviser........................           --            --        22,834            --
 Prepaid expenses...................................        1,575            --            --            --
                                                     ------------ -------------  ------------  ------------
  Total Assets......................................  480,206,572    90,480,685    30,594,530   165,296,135
LIABILITIES:
 Payable for investments purchased..................           --            --            --     1,646,625
 Payable for fund shares redeemed...................      581,095       213,056           981     1,554,756
 Investment advisory fees payable (Note 2)..........      268,701        45,822            --        59,878
 Administration fees payable (Note 2)...............       49,624        10,550         3,206        15,871
 Administrative servicing fees payable (Note 2).....       59,348        20,713        15,020        26,654
 Director's/Trustees' fees payable (Note 2).........          909           171           215           307
 Due to custodian bank..............................           --            --            --            --
 Accrued expenses and other payables................      129,894        74,687       175,522        28,293
                                                     ------------ -------------  ------------  ------------
  Total Liabilities.................................    1,089,571       364,999       194,944     3,332,384
                                                     ------------ -------------  ------------  ------------
NET ASSETS.......................................... $479,117,001 $  90,115,686  $ 30,399,586  $161,963,751
                                                     ============ =============  ============  ============
NET ASSETS consist of:
 Undistributed net investment income (loss)......... $    894,644 $    (218,334) $      3,586  $   (380,840)
 Accumulated net realized gain (loss) on investments   24,986,646  (105,145,114)  (10,742,327)  (25,163,038)
 Unrealized appreciation (depreciation) of
  investments.......................................   53,994,224   (44,911,909)   (3,251,649)  (25,135,520)
 Par value (Note 5).................................       18,284        16,124            38        18,095
 Paid in capital in excess of par value.............  399,223,203   240,374,919    44,389,938   212,625,054
                                                     ------------ -------------  ------------  ------------
Total Net Assets.................................... $479,117,001 $  90,115,686  $ 30,399,586  $161,963,751
                                                     ============ =============  ============  ============
Net Assets
 Shares............................................. $479,117,001 $  90,115,686  $  4,960,155  $161,963,751
 Institutional Shares...............................           --            --    25,439,431            --
Shares of common stock outstanding (Note 5):
 Shares.............................................   18,283,223    16,124,683       631,687    18,094,942
 Institutional Shares...............................           --            --     3,185,199            --
NET ASSET VALUE PER SHARE (net assets / shares
 outstanding):
 Shares.............................................       $26.21         $5.59         $7.85         $8.95
                                                           ======         =====         =====         =====
 Institutional Shares...............................           --            --         $7.99            --
                                                           ======         =====         =====         =====


                      See Notes to Financial Statements.


   Value and                     Energy and
 Restructuring    Mid Cap     Natural Resource Real Estate   Technology   Biotechnology
     Fund        Value Fund         Fund          Fund          Fund          Fund
--------------  ------------  ---------------- -----------  ------------  -------------
$1,838,887,335  $125,395,983    $103,357,024   $85,732,649  $ 15,323,099  $ 50,983,844
==============  ============    ============   ===========  ============  ============
$1,591,847,206  $104,062,964    $ 90,682,253   $80,529,389  $  5,681,593  $ 24,339,334
            --     4,308,000         634,000     8,789,000     1,186,000     4,805,000
            --           394             719           419            --           114
       929,428        81,200          64,300       476,316           414         1,326
            --           200              29           408            55           223
     9,756,343            --         764,017            --            --            --
     1,313,379        48,283          58,298        48,618         1,865        45,239
            --            --          83,975            --            --            --
        22,152            --              --            --            --            --
--------------  ------------    ------------   -----------  ------------  ------------
 1,603,868,508   108,501,041      92,287,591    89,844,150     6,869,927    29,191,236
       500,300       272,663              --            --        31,980            --
     4,327,327       101,809         188,246     2,054,278            --        97,218
       402,891        22,836              --        82,496            --        53,866
       166,583        10,541           9,394         8,388            --         2,718
       341,135        40,536          18,152         3,847            --         5,350
         3,019           766             175           170            13            99
     9,214,082            --              --            --            21            --
       451,594        26,912          68,062         5,159         9,798        16,816
--------------  ------------    ------------   -----------  ------------  ------------
    15,406,931       476,063         284,029     2,154,338        41,812       176,067
--------------  ------------    ------------   -----------  ------------  ------------
$1,588,461,577  $108,024,978    $ 92,003,562   $87,689,812  $  6,828,115  $ 29,015,169
==============  ============    ============   ===========  ============  ============
$    1,720,057  $     62,935    $     74,614   $ 1,408,765  $    (13,287) $   (127,212)
  (124,838,636)   (5,981,275)     (6,173,632)   (3,889,840)  (28,970,226)   (5,023,261)

  (247,040,129)  (17,025,019)    (12,040,771)    3,585,740    (8,455,506)  (21,839,510)
        69,283           111           8,336        13,116         7,921        10,396
 1,958,551,002   130,968,226     110,135,015    86,572,031    44,259,213    55,994,756
--------------  ------------    ------------   -----------  ------------  ------------
$1,588,461,577  $108,024,978    $ 92,003,562   $87,689,812  $  6,828,115  $ 29,015,169
==============  ============    ============   ===========  ============  ============
$1,588,461,577  $ 60,824,335    $ 92,003,562   $87,689,812  $  6,828,115  $ 29,015,169
            --    47,200,643              --            --            --            --
    69,283,225     6,265,533       8,335,311    13,115,510     7,920,526    10,396,256
            --     4,860,506              --            --            --            --

        $22.93         $9.71          $11.04         $6.69         $0.86         $2.79
        ======         =====          ======         =====         =====         =====
            --         $9.71              --            --            --            --
        ======         =====          ======         =====         =====         =====


                      See Notes to Financial Statements.

Excelsior Funds
Statements of Operations
Six Months Ended September 30, 2002 (Unaudited)



                                                           Blended       Large Cap      Optimum        Small
                                                           Equity         Growth        Growth          Cap
                                                            Fund           Fund          Fund          Fund
                                                        -------------  ------------  ------------  ------------
INVESTMENT INCOME:
 Interest income....................................... $     167,850  $     21,250  $     16,074  $     55,485
 Dividend income.......................................     4,255,831       465,843       144,796       310,606
 Less: Foreign taxes withheld..........................       (42,359)           --            --            --
                                                        -------------  ------------  ------------  ------------
  Total Income.........................................     4,381,322       487,093       160,870       366,091
EXPENSES:
 Investment advisory fees (Note 2).....................     2,207,189       491,576        89,872       539,728
 Administration fees (Note 2)..........................       338,848        93,721         3,064       145,982
 Administrative servicing fees (Note 2)................       351,977        78,486        23,837       193,505
 Administrative servicing fees--Shares (Note 2)........            --            --         8,384            --
 Custodian Fees........................................        22,158        10,804           604         5,586
 Shareholder servicing agent fees (Note 2).............       134,199        89,511        20,243        33,224
 Legal and audit fees..................................        31,702         7,820         1,986        10,376
 Shareholder reports...................................        25,697         4,785         2,101         9,073
 Registration and filing fees..........................        10,503         9,731        11,737         8,534
 Directors'/Trustees' fees and expenses (Note 2).......         6,222         1,545         1,434         1,680
 Amortization of organization costs (Note 6)...........            --         9,913            --            --
 Miscellaneous expenses................................        20,093         3,516         2,046         6,079
                                                        -------------  ------------  ------------  ------------
  Total Expenses.......................................     3,148,588       801,408       165,308       953,767
 Fees waived and reimbursed by:
  Investment Adviser (Note 2)..........................      (275,139)      (67,482)           --      (169,244)
  Administrators (Note 2)..............................      (123,861)      (28,499)       (8,024)      (37,592)
                                                        -------------  ------------  ------------  ------------
  Net Expenses.........................................     2,749,588       705,427       157,284       746,931
                                                        -------------  ------------  ------------  ------------
NET INVESTMENT INCOME (LOSS)...........................     1,631,734      (218,334)        3,586      (380,840)
                                                        -------------  ------------  ------------  ------------
REALIZED AND UNREALIZED GAIN (LOSS) ON
 INVESTMENTS (NOTE 1):
 Net realized gain (loss) on security transactions.....    (3,935,562)  (43,806,373)   (6,021,002)  (14,384,073)
 Change in unrealized appreciation/depreciation on
  investments during the period........................  (167,115,886)  (18,365,332)   (9,355,754)  (43,250,019)
                                                        -------------  ------------  ------------  ------------
 Net realized and unrealized (loss) on investments.....  (171,051,448)  (62,171,705)  (15,376,756)  (57,634,092)
                                                        -------------  ------------  ------------  ------------
 Net (decrease) in net assets resulting from operations $(169,419,714) $(62,390,039) $(15,373,170) $(58,014,932)
                                                        =============  ============  ============  ============


                      See Notes to Financial Statements.


                              Energy and
  Value and       Mid Cap      Natural         Real
Restructuring      Value       Resource       Estate     Technology  Biotechnology
    Fund           Fund          Fund          Fund         Fund         Fund
-------------  ------------  ------------  -----------  -----------  -------------
$     172,563  $     88,877  $     29,604  $    51,280  $     9,600  $     28,097
   14,757,813       656,698       899,238    2,463,736        4,098        21,585
     (119,442)       (3,668)      (40,400)         (59)          --          (557)
-------------  ------------  ------------  -----------  -----------  ------------
   14,810,934       741,907       888,442    2,514,957       13,698        49,125
    5,954,716       278,221       365,520      394,898       45,447       102,716
    1,525,789        83,507        79,108       69,367        6,886        23,173
    2,088,960        67,136        94,086       46,943        6,273        35,231
           --        82,970            --           --           --            --
       83,668         3,841         3,907        2,313        1,107         1,429
      865,210        26,841       113,652       13,415       10,777         8,092
      112,932         6,067         6,644        6,369          694         2,259
       95,472         8,607         5,252        4,216          416           785
       15,548        12,388         7,359        8,004        7,219         8,355
       21,895         3,797         1,219          902          109           326
           --            --            --        3,740           --            --
       68,808         4,147         4,031        3,066          390           862
-------------  ------------  ------------  -----------  -----------  ------------
   10,832,998       577,522       680,778      553,233       79,318       183,228
     (283,564)           --       (91,044)          --      (45,447)           --
     (422,100)      (24,277)      (23,494)     (18,796)      (6,886)       (6,891)
-------------  ------------  ------------  -----------  -----------  ------------
   10,127,334       553,245       566,240      534,437       26,985       176,337
-------------  ------------  ------------  -----------  -----------  ------------
    4,683,600       188,662       322,202    1,980,520      (13,287)     (127,212)
-------------  ------------  ------------  -----------  -----------  ------------
  (88,838,911)   (5,917,674)      314,037      927,063   (7,163,435)   (2,417,105)
 (624,992,427)  (32,492,911)  (29,325,071)  (7,269,589)   1,544,382   (13,895,213)
-------------  ------------  ------------  -----------  -----------  ------------
 (713,831,338)  (38,410,585)  (29,011,034)  (6,342,526)  (5,619,053)  (16,312,318)
-------------  ------------  ------------  -----------  -----------  ------------
$(709,147,738) $(38,221,923) $(28,688,832) $(4,362,006) $(5,632,340) $(16,439,530)
=============  ============  ============  ===========  ===========  ============



                      See Notes to Financial Statements.

Excelsior Funds
Statements of Changes in Net Assets



                                                                           Blended       Large Cap      Optimum
                                                                           Equity         Growth        Growth
                                                                            Fund           Fund          Fund
                                                                        -------------  ------------  ------------
Six Months Ended September 30, 2002 (Unaudited)
Net investment income (loss)........................................... $   1,631,734  $   (218,334) $      3,586
Net realized gain (loss) on investments................................    (3,935,562)  (43,806,373)   (6,021,002)
Change in unrealized appreciation/depreciation of investments during
 the period............................................................  (167,115,886)  (18,365,332)   (9,355,754)
                                                                        -------------  ------------  ------------
Net (decrease) in net assets resulting from operations.................  (169,419,714)  (62,390,039)  (15,373,170)
Distributions to shareholders:
 From net investment income
  Shares...............................................................    (1,307,355)           --            --
  Institutional shares.................................................            --            --            --
                                                                        -------------  ------------  ------------
     Total Distributions...............................................    (1,307,355)           --            --
                                                                        -------------  ------------  ------------
Increase (decrease) in net assets from fund share transactions (Note 5)
  Shares...............................................................   (33,255,433)  (36,740,999)   (1,013,734)
  Institutional shares.................................................            --            --    (1,239,422)
                                                                        -------------  ------------  ------------
     Total from fund share transactions................................   (33,255,433)  (36,740,999)   (2,253,156)
                                                                        -------------  ------------  ------------
Net increase (decrease) in net assets..................................  (203,982,502)  (99,131,038)  (17,626,326)
NET ASSETS:
 Beginning of period...................................................   683,099,503   189,246,724    48,025,912
                                                                        -------------  ------------  ------------
 End of period (1)..................................................... $ 479,117,001  $ 90,115,686  $ 30,399,586
                                                                        =============  ============  ============
--------
 (1) Including undistributed net investment income (loss).............. $     894,644  $   (218,334) $      3,586
                                                                        =============  ============  ============
Year Ended March 31, 2002
Net investment income (loss)........................................... $   2,051,384  $ (1,254,239) $    (83,607)
Net realized gain (loss) on investments................................    29,018,443   (45,950,570)   (2,208,480)
Net realized gain on written options...................................            --            --            --
Change in unrealized appreciation/depreciation of investments and
 written options during the year.......................................   (43,865,943)   14,848,997    (1,101,689)
                                                                        -------------  ------------  ------------
Net increase (decrease) in net assets resulting from operations........   (12,796,116)  (32,355,812)   (3,393,776)
Distributions to shareholders:
 From net investment income
  Shares...............................................................    (1,647,157)           --            --
  Institutional shares.................................................            --            --            --
 Return of capital
  Shares...............................................................            --            --            --
 From net realized gain on investments
  Shares...............................................................    (3,334,740)           --            --
  Institutional shares.................................................            --            --            --
                                                                        -------------  ------------  ------------
     Total Distributions...............................................    (4,981,897)           --            --
                                                                        -------------  ------------  ------------
Increase (decrease) in net assets from fund share transactions (Note 4)
  Shares...............................................................   (23,302,179)  (55,901,666)   (3,965,462)
  Institutional shares.................................................            --            --       142,856
                                                                        -------------  ------------  ------------
     Total from fund share transactions................................   (23,302,179)  (55,901,666)   (3,822,606)
                                                                        -------------  ------------  ------------
Net increase (decrease) in net assets..................................   (41,080,192)  (88,257,478)   (7,216,382)
NET ASSETS:
 Beginning of year.....................................................   724,179,695   277,504,202    55,242,294
                                                                        -------------  ------------  ------------
 End of year (2)....................................................... $ 683,099,503  $189,246,724  $ 48,025,912
                                                                        =============  ============  ============
--------
 (2) Including undistributed net investment income..................... $     570,265  $         --  $         --
                                                                        =============  ============  ============


                      See Notes to Financial Statements.

                                              Energy and
                  Value and       Mid Cap      Natural
  Small Cap     Restructuring      Value       Resource    Real Estate   Technology   Biotechnology
    Fund            Fund           Fund          Fund         Fund          Fund          Fund
------------   --------------  ------------  ------------  -----------  ------------  -------------
$   (380,840)  $    4,683,600  $    188,662  $    322,202  $ 1,980,520  $    (13,287) $   (127,212)
 (14,384,073)     (88,838,911)   (5,917,674)      314,037      927,063    (7,163,435)   (2,417,105)
 (43,250,019)    (624,992,427)  (32,492,911)  (29,325,071)  (7,269,589)    1,544,382   (13,895,213)
------------   --------------  ------------  ------------  -----------  ------------  ------------
 (58,014,932)    (709,147,738)  (38,221,923)  (28,688,832)  (4,362,006)   (5,632,340)  (16,439,530)
          --       (4,728,891)      (63,715)     (360,660)  (1,534,790)           --            --
          --               --       (91,289)           --           --            --            --
------------   --------------  ------------  ------------  -----------  ------------  ------------
          --       (4,728,891)     (155,004)     (360,660)  (1,534,790)           --            --
------------   --------------  ------------  ------------  -----------  ------------  ------------
               --------------  ------------  ------------  -----------  ------------  ------------
  48,377,377     (112,844,442)   32,003,499    (8,115,739)   2,278,577        40,142     3,249,725
          --               --    10,020,817            --           --            --            --
------------   --------------  ------------  ------------  -----------  ------------  ------------
  48,377,377     (112,844,442)   42,024,316    (8,115,739)   2,278,577        40,142     3,249,725
------------   --------------  ------------  ------------  -----------  ------------  ------------
  (9,637,555)    (826,721,071)    3,647,389   (37,165,231)  (3,618,219)   (5,592,198)  (13,189,805)
 171,601,306    2,415,182,648   104,377,589   129,168,793   91,308,031    12,420,313    42,204,974
------------   --------------  ------------  ------------  -----------  ------------  ------------
$161,963,751   $1,588,461,577  $108,024,978  $ 92,003,562  $87,689,812  $  6,828,115  $ 29,015,169
============   ==============  ============  ============  ===========  ============  ============
$   (380,840)  $    1,720,057  $     62,935  $     74,614  $ 1,408,765  $    (13,287) $   (127,212)
============   ==============  ============  ============  ===========  ============  ============
$    189,263   $    5,672,437  $    171,635  $    899,913  $ 2,843,665  $   (187,178) $   (236,832)
     284,845      (14,910,892)      (54,685)   (6,465,192)   1,566,657   (19,238,183)   (2,547,668)
          --          557,362            --            --           --            --            --

  21,599,119      129,989,778    10,367,219      (629,669)   9,161,715    12,938,025    (4,618,709)
------------   --------------  ------------  ------------  -----------  ------------  ------------
  22,073,227      121,308,685    10,484,169    (6,194,948)  13,572,037    (6,487,336)   (7,403,209)
    (210,854)      (5,193,568)      (18,703)     (853,860)  (2,633,376)           --       (26,689)
          --               --      (143,203)           --           --            --            --
    (107,471)              --            --            --     (125,321)           --            --
          --               --      (530,339)   (3,495,646)          --            --            --
          --               --    (1,476,213)           --           --            --            --
------------   --------------  ------------  ------------  -----------  ------------  ------------
    (318,325)      (5,193,568)   (2,168,458)   (4,349,506)  (2,758,697)           --       (26,689)
------------   --------------  ------------  ------------  -----------  ------------  ------------
  62,666,031      476,357,090    45,105,802    36,863,210   36,257,420    (5,520,847)   34,371,571
          --               --     7,592,176            --           --            --            --
------------   --------------  ------------  ------------  -----------  ------------  ------------
  62,666,031      476,357,090    52,697,978    36,863,210   36,257,420    (5,520,847)   34,371,571
------------   --------------  ------------  ------------  -----------  ------------  ------------
  84,420,933      592,472,207    61,013,689    26,318,756   47,070,760   (12,008,183)   26,941,673
  87,180,373    1,822,710,441    43,363,900   102,850,037   44,237,271    24,428,496    15,263,301
------------   --------------  ------------  ------------  -----------  ------------  ------------
$171,601,306   $2,415,182,648  $104,377,589  $129,168,793  $91,308,031  $ 12,420,313  $ 42,204,974
============   ==============  ============  ============  ===========  ============  ============
$         --   $    1,765,348  $     29,277  $    113,072  $   963,035  $         --  $         --
============   ==============  ============  ============  ===========  ============  ============


                      See Notes to Financial Statements.

Excelsior Funds
Financial Highlights -- Selected Per Share Data and Ratios



                                                                                    Net Realized and               Dividends
                                                  Net Asset Value,      Net      Unrealized Gain (Loss) Total From  From Net
                                                    Beginning of    Investment    on Investements and   Investment Investment
                                                       Period      Income (Loss)        Options         Operations   Income
                                                  ---------------- ------------- ---------------------- ---------- ----------
BLENDED EQUITY FUND -- (04/25/85*)
 Shares:
 Year Ended March 31,
 1998............................................      $25.81         $ 0.16            $ 12.59          $ 12.75     $(0.16)
 1999............................................       36.12           0.11               6.90             7.01      (0.13)
 2000............................................       42.51           0.03               9.54             9.57      (0.06)
 2001............................................       50.63           0.01             (13.31)          (13.30)     (0.01)
 2002............................................       35.99           0.10              (0.67)           (0.57)     (0.08)
 Six Months Ended September 30, 2002 (unaudited).       35.17           0.09              (8.98)           (8.89)     (0.07)
LARGE CAP GROWTH FUND -- (10/01/97*)
 Shares:
 Period Ended March 31,
 1998............................................      $ 7.00             --            $  1.51          $  1.51         --
 Year Ended March 31,
 1999............................................        8.51         $(0.03)              5.82             5.79         --
 2000............................................       14.30          (0.06)              4.74             4.68         --
 2001............................................       18.98          (0.08)             (8.84)           (8.92)        --
 2002............................................       10.06          (0.06)             (1.17)           (1.23)        --
 Six Months Ended September 30, 2002 (unaudited).        8.83          (0.01)             (3.23)           (3.24)        --
OPTIMUM GROWTH FUND -- (06/01/96*)
 Shares:
 Year Ended March 31,
 1998............................................      $10.18         $(0.01)           $  6.15          $  6.14     $(0.01)
 1999............................................       16.31          (0.06)             11.15            11.09         --
 2000............................................       27.40          (0.11)              7.16             7.05         --
 2001............................................       30.57          (0.10)            (12.08)          (12.18)        --
 2002............................................       12.94          (0.05)(5)          (1.13)(5)        (1.18)        --
 Six Months Ended September 30, 2002 (unaudited).       11.76          (0.01)(5)          (3.90)(5)        (3.91)        --
SMALL CAP FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1998............................................      $ 8.83         $(0.01)           $  3.13          $  3.12         --
 1999............................................       11.95             --              (2.56)           (2.56)        --
 2000............................................        9.27             --               6.12             6.12         --
 2001............................................       15.39           0.07              (4.41)           (4.34)    $(0.07)
 2002............................................       10.06           0.03               2.14             2.17      (0.04)(4)
 Six Months Ended September 30, 2002 (unaudited).       12.19          (0.02)             (3.22)           (3.24)        --
VALUE AND RESTRUCTURING FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1998............................................      $15.93         $ 0.10            $  8.12          $  8.22     $(0.09)
 1999............................................       23.79           0.13               0.21             0.34      (0.11)
 2000............................................       23.88           0.07              10.03            10.10      (0.09)
 2001............................................       33.89           0.60              (3.21)           (2.61)     (0.59)
 2002............................................       30.69           0.08               1.94             2.02      (0.08)
 Six Months Ended September 30, 2002 (unaudited).       32.63           0.06              (9.70)           (9.64)     (0.06)
MID CAP VALUE FUND -- (06/01/96*)
 Shares:
 Year Ended March 31,
 1998............................................      $11.33         $ 0.07            $  5.57          $  5.64     $(0.06)
 1999............................................       16.11           0.08               0.55             0.63      (0.07)
 2000............................................       15.35           0.01               6.35             6.36      (0.05)
 2001............................................       21.34           0.37              (1.27)           (0.90)     (0.37)
 2002............................................       11.99           0.01(5)            1.67(5)          1.68      (0.02)
 Six Months Ended September 30, 2002 (unaudited).       13.29           0.01              (3.58)           (3.57)     (0.01)
ENERGY AND NATURAL RESOURCES FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1998............................................      $11.12         $ 0.09            $  2.69          $  2.78     $(0.10)
 1999............................................       12.66           0.10              (1.65)           (1.55)     (0.09)
 2000............................................       11.02           0.04               4.72             4.76      (0.06)
 2001............................................       15.21           0.07               1.60             1.67      (0.07)
 2002............................................       15.41           0.10              (0.58)           (0.48)     (0.10)
 Six Months Ended September 30, 2002 (unaudited).       14.40           0.04              (3.36)           (3.32)     (0.04)
REAL ESTATE FUND -- (10/01/97*)
 Shares:
 Period Ended March 31,
 1998............................................      $ 7.00         $ 0.15            $  0.01          $  0.16     $(0.11)
 Year Ended March 31,
 1999............................................        7.05           0.33              (1.55)           (1.22)     (0.33)
 2000............................................        5.50           0.34              (0.31)            0.03      (0.32)
 2001............................................        5.21           0.33               0.89             1.22      (0.34)(6)
 2002............................................        6.09           0.31               1.01             1.32      (0.31)(6)
 Six Months Ended September 30, 2002 (unaudited).        7.10           0.14              (0.44)           (0.30)     (0.11)
TECHNOLOGY FUND -- (03/31/00*)
 Shares:
 Period Ended March 31, 2001.....................      $ 7.00         $(0.01)           $ (4.62)         $ (4.63)        --
 Year Ended March 31, 2002.......................        2.37          (0.02)             (0.76)           (0.78)        --
 Six Months Ended September 30, 2002 (unaudited).        1.59          (0.00)             (0.73)           (0.73)        --
BIOTECHNOLOGY FUND -- (12/31/00*)
 Shares:
 Period Ended March 31, 2001.....................      $ 7.00         $ 0.01            $ (1.92)         $ (1.91)        --
 Year Ended March 31, 2002.......................        5.09          (0.02)             (0.57)           (0.59)    $(0.01)
 Six Months Ended September 30, 2002 (unaudited).        4.49          (0.01)             (1.69)           (1.70)        --

                                                  Distributions From Net
                                                     Realized Gain on
                                                       Investments           Total
                                                       and Options       Distributions
                                                  ---------------------- -------------
BLENDED EQUITY FUND -- (04/25/85*)
 Shares:
 Year Ended March 31,
 1998............................................         $(2.28)           $(2.44)
 1999............................................          (0.49)            (0.62)
 2000............................................          (1.39)            (1.45)
 2001............................................          (1.33)            (1.34)
 2002............................................          (0.17)            (0.25)
 Six Months Ended September 30, 2002 (unaudited).             --             (0.07)
LARGE CAP GROWTH FUND -- (10/01/97*)
 Shares:
 Period Ended March 31,
 1998............................................             --                --
 Year Ended March 31,
 1999............................................             --                --
 2000............................................             --                --
 2001............................................             --                --
 2002............................................             --                --
 Six Months Ended September 30, 2002 (unaudited).             --                --
OPTIMUM GROWTH FUND -- (06/01/96*)
 Shares:
 Year Ended March 31,
 1998............................................             --            $(0.01)
 1999............................................             --                --
 2000............................................         $(3.88)            (3.88)
 2001............................................          (5.45)            (5.45)
 2002............................................             --                --
 Six Months Ended September 30, 2002 (unaudited).             --                --
SMALL CAP FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1998............................................             --                --
 1999............................................         $(0.12)           $(0.12)
 2000............................................             --                --
 2001............................................          (0.92)            (0.99)
 2002............................................             --             (0.04)(4)
 Six Months Ended September 30, 2002 (unaudited).             --                --
VALUE AND RESTRUCTURING FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1998............................................         $(0.27)           $(0.36)
 1999............................................          (0.14)            (0.25)
 2000............................................             --             (0.09)
 2001............................................             --             (0.59)
 2002............................................             --             (0.08)
 Six Months Ended September 30, 2002 (unaudited).             --             (0.06)
MID CAP VALUE FUND -- (06/01/96*)
 Shares:
 Year Ended March 31,
 1998............................................         $(0.80)           $(0.86)
 1999............................................          (1.32)            (1.39)
 2000............................................          (0.32)            (0.37)
 2001............................................          (8.08)            (8.45)
 2002............................................          (0.36)            (0.38)
 Six Months Ended September 30, 2002 (unaudited).             --             (0.01)
ENERGY AND NATURAL RESOURCES FUND -- (12/31/92*)
 Shares:
 Year Ended March 31,
 1998............................................         $(1.14)           $(1.24)
 1999............................................             --             (0.09)
 2000............................................          (0.51)            (0.57)
 2001............................................          (1.40)            (1.47)
 2002............................................          (0.43)            (0.53)
 Six Months Ended September 30, 2002 (unaudited).             --             (0.04)
REAL ESTATE FUND -- (10/01/97*)
 Shares:
 Period Ended March 31,
 1998............................................             --            $(0.11)
 Year Ended March 31,
 1999............................................             --             (0.33)
 2000............................................             --             (0.32)
 2001............................................             --             (0.34)(6)
 2002............................................             --             (0.31)(6)
 Six Months Ended September 30, 2002 (unaudited).             --             (0.11)
TECHNOLOGY FUND -- (03/31/00*)
 Shares:
 Period Ended March 31, 2001.....................             --                --
 Year Ended March 31, 2002.......................             --                --
 Six Months Ended September 30, 2002 (unaudited).             --                --
BIOTECHNOLOGY FUND -- (12/31/00*)
 Shares:
 Period Ended March 31, 2001.....................             --                --
 Year Ended March 31, 2002.......................             --            $(0.01)
 Six Months Ended September 30, 2002 (unaudited).             --                --

* Commencement of Operations
(1)Not annualized
(2)Annualized
(3)Expense ratios before waiver of fees and reimbursement of expenses (if any) by advisor and administrators.
(4)Includes a return of capital of $(0.01).
(5)For comparative purposes per share amounts are based on average shares outstanding.
(6)Includes a return of capital of $(0.08) and $(0.02) for the years ended March 31, 2001 and March 31, 2002, respectively.


                      See Notes to Financial Statements.

                                                 Ratio of Net          Ratio of Gross           Ratio of Net       Portfolio
Net Asset Value,   Total     Net Assets, End Operating Expenses to Operating Expenses to  Investment Income (Loss) Turnover
 End of Period     Return    of Period (000)  Average Net Assets   Average Net Assets (3)  to Average Net Assets     Rate
---------------- ------      --------------- --------------------- ---------------------- ------------------------ ---------

    $36.12        50.82 %      $  594,909            0.99%                  1.06%                   0.55 %             28%
     42.51        19.65 %         720,273            0.95%                  1.01%                   0.29 %             20%
     50.63        22.90 %         993,409            0.97%                  1.02%                   0.08 %             24%
     35.99       (26.72)%         724,180            0.99%                  1.06%                   0.03 %             36%
     35.17        (1.58)%         683,100            0.97%                  1.08%                   0.29 %             43%
     26.21       (25.35)%(1)      479,117            0.94%(2)               1.08%(2)                0.56 %(2)          43%(2)

     $8.51        21.57 %(1)   $   47,529            1.05%(2)               1.20%(2)               (0.16)%(2)          12%(2)

     14.30        68.04 %         251,548            1.04%                  1.08%                  (0.53)%              4%
     18.98        32.73 %         498,314            1.01%                  1.07%                  (0.48)%             20%
     10.06       (47.00)%         277,504            1.01%                  1.08%                  (0.50)%             20%
      8.83       (12.23)%         189,247            1.00%                  1.10%                  (0.50)%             10%
      5.59       (36.69)%(1)       90,116            1.05%(2)               1.19%(2)               (0.33)%(2)          39%(2)

    $16.31        60.41 %      $    6,602            1.05%                  1.32%                  (0.12)%             19%
     27.40        68.00 %          12,414            1.05%                  1.26%                  (0.34)%             22%
     30.57        27.40 %          21,967            1.05%                  1.18%                  (0.43)%             44%
     12.94       (45.34)%          13,249            1.05%                  1.20%                  (0.53)%             46%
     11.76        (9.12)%           8,749            1.04%                  1.32%                  (0.37)%             43%
      7.85       (33.25)%(1)        4,960            1.04%(2)               1.09%(2)               (0.19)%(2)          42%(2)

    $11.95        35.33 %      $   68,548            0.94%                  1.01%                  (0.14)%             73%
      9.27       (21.41)%          43,788            0.94%                  1.05%                  (0.04)%            115%
     15.39        65.91 %         107,941            0.92%                  1.03%                   0.01 %            134%
     10.06       (28.69)%          87,180            0.89%                  1.04%                   0.57 %            132%
     12.19        21.61 %         171,601            0.84%                  0.98%                   0.19 %            144%
      8.95       (26.58)%(1)      161,964            0.80%(2)               1.03%(2)               (0.40)%(2)         113%(2)

    $23.79        52.10 %      $  388,447            0.89%                  0.93%                   0.54 %             30%
     23.88         1.48 %         594,615            0.93%                  1.07%                   0.59 %             43%
     33.89        42.41 %       1,207,244            0.90%                  1.03%                   0.25 %             20%
     30.69        (7.74)%       1,822,710            0.95%                  1.02%                   1.66 %             15%
     32.63         6.60 %       2,408,053            0.94%                  1.02%                   0.27 %              8%
     22.93       (29.61)%(1)    1,588,462            0.98%(2)               1.05%(2)                0.45 %(2)          16%(2)

    $16.11        51.09 %      $       78            1.05%                  1.35%                   0.47 %             51%
     15.35         4.59 %             125            1.05%                  1.32%                   0.53 %             55%
     21.34        41.60 %             336            1.05%                  1.20%                   0.02 %             45%
     11.99        (0.84)%           2,371            1.03%                  1.26%                   0.97 %             95%
     13.29        14.23 %          50,477            1.05%                  1.16%                   0.07 %             24%
      9.71       (26.87)%(1)       60,824            1.03%(2)               1.08%(2)                0.21 %(2)          20%(2)

    $12.66        24.97 %      $   46,174            0.99%                  1.07%                   0.69 %             88%
     11.02       (12.23)%          43,021            0.98%                  1.09%                   0.97 %             96%
     15.21        44.61 %          71,126            0.97%                  1.08%                   0.37 %            138%
     15.41        11.98 %         102,850            0.99%                  1.05%                   0.46 %             59%
     14.40        (2.82)%         129,169            0.98%                  1.12%                   0.77 %             73%
     11.04       (22.97)%(1)       92,004            0.99%(2)               1.19%(2)                0.56 %(2)          86%(2)

     $7.05         2.26 %(1)   $   41,171            1.20%(2)               1.40%(2)                5.02 %(2)          30%(2)

      5.50       (17.55)%          32,841            1.20%                  1.43%                   5.37 %             28%
      5.21         0.58 %          33,703            1.20%                  1.41%                   6.17 %             27%
      6.09        24.03 %          44,237            1.20%                  1.36%                   5.52 %             29%
      7.10        22.37 %          91,308            1.20%                  1.33%                   4.53 %             25%
      6.69        (4.45)%(1)       87,690            1.15%(2)               1.19%(2)                4.27 %(2)          29%(2)
     $2.37       (66.14)%(1)   $   24,428            1.25%(2)               1.50%(2)               (0.42)%(2)          19%(2)
      1.59       (32.91)%          12,420            1.25%                  1.41%                  (0.95)%             60%
      0.86       (45.91)%(1)        6,828            0.59%(2)               1.75%(2)               (0.29)%(2)          91%(2)
     $5.09       (27.29)%(1)   $   15,263            1.25%(2)               2.19%(2)                1.11 %(2)           2%(2)
      4.49       (11.64)%          42,205            1.24%                  1.44%                  (0.74)%             32%
      2.79       (37.86)%(1)       29,015            1.14%(2)               1.18%(2)               (0.82)%(2)          13%(2)

  Fee
 Waiver
(Note 2)
--------


 $0.02
  0.02
  0.02
  0.03
  0.04
  0.02

    --

    --
 $0.01
  0.01
  0.01
  0.01

 $0.03
  0.04
  0.03
  0.03
  0.04
  0.03

 $0.01
  0.01
  0.01
  0.02
  0.01
  0.01

 $0.01
  0.03
  0.03
  0.03
  0.02
  0.01

 $0.05
  0.04
  0.05
  0.09
  0.01
  0.00

 $0.01
  0.01
  0.01
  0.01
  0.02
  0.01

 $0.01

  0.01
  0.01
  0.01
  0.01
    --
    --
    --
 $0.01
 $0.01
  0.01
    --



                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Blended Equity Fund


                                                                   Value
  Shares                                                         (Note 1)
-----------                                                    -------------
COMMON STOCKS -- 97.67%
            CONSUMER DISCRETIONARY -- 16.20%
    34,000  +Autozone, Inc.................................... $  2,681,240
    65,961  +Brinker International, Inc.......................    1,708,390
   125,000  +Clear Channel Communications, Inc................    4,343,750
   158,920  +Coach, Inc.......................................    4,068,352
    80,000  +Comcast Corp., Class A Special...................    1,668,800
   188,532  Darden Restaurants, Inc...........................    4,570,016
    90,000  Herman Miller, Inc................................    1,598,400
    64,530  Home Depot, Inc...................................    1,684,233
   333,775  John Wiley & Sons, Class A........................    7,346,388
    62,900  Lowe's Cos., Inc..................................    2,604,060
    63,665  +Mohawk Industries, Inc...........................    3,160,967
    45,000  Omnicom Group.....................................    2,505,600
   116,350  Stanley Works.....................................    3,801,155
    35,000  Starwood Hotels & Resorts Worldwide, Inc..........      780,500
   267,000  Target Corp.......................................    7,881,840
   276,699  Tupperware Corp...................................    4,598,737
   351,562  Wal-Mart Stores, Inc..............................   17,310,913
   350,000  Walt Disney Co....................................    5,299,000
                                                               ------------
                                                                 77,612,341
                                                               ------------
            CONSUMER STAPLES -- 7.58%
    91,000  Albertson's, Inc..................................    2,198,560
    33,000  Coca-Cola Co......................................    1,582,680
    51,030  Colgate-Palmolive Co..............................    2,753,068
   190,445  General Mills, Inc................................    8,459,567
   159,000  Gillette Co.......................................    4,706,400
    58,000  Kellogg Co........................................    1,928,500
    97,000  Philip Morris Cos., Inc...........................    3,763,600
   265,867  Sysco Corp........................................    7,547,964
   109,900  Walgreen Co.......................................    3,380,524
                                                               ------------
                                                                 36,320,863
                                                               ------------
            ENERGY -- 8.46%
    48,000  Anadarko Petroleum Corp...........................    2,137,920
   157,212  BP plc ADR........................................    6,272,759
    49,800  Burlington Resources, Inc.........................    1,910,328
    21,000  ChevronTexaco Corp................................    1,454,250
   140,845  ConocoPhillips....................................    6,512,673
   533,158  Exxon Mobil Corp..................................   17,007,740
   103,000  +Nabors Industries Ltd............................    3,373,250
    46,100  Royal Dutch Petroleum Co. ADR.....................    1,851,837
                                                               ------------
                                                                 40,520,757
                                                               ------------

                                                                   Value
  Shares                                                         (Note 1)
-----------                                                    -------------
COMMON STOCKS -- (continued)
            FINANCIAL -- 19.61%
   275,570  Allstate Corp..................................... $  9,796,514
   105,000  American Express Co...............................    3,273,900
   221,625  American International Group......................   12,122,888
    50,000  Capital One Financial Corp........................    1,746,000
   277,000  Citigroup, Inc....................................    8,213,050
   171,998  FleetBoston Financial Corp........................    3,496,719
    74,870  Hartford Financial Services Group, Inc............    3,069,670
    70,000  JP Morgan Chase & Co..............................    1,329,300
    62,400  MBIA, Inc.........................................    2,492,880
    55,588  Mellon Financial Corp.............................    1,441,397
    75,000  Merrill Lynch & Co., Inc..........................    2,471,250
   200,858  Morgan Stanley....................................    6,805,069
   242,600  State Street Corp.................................    9,374,064
    11,967  +Travelers Property Casualty Corp., Class A.......      157,964
    24,588  +Travelers Property Casualty Corp., Class B.......      332,676
   504,795  US Bancorp........................................    9,379,091
   201,000  Washington Mutual, Inc............................    6,325,470
   252,240  Wells Fargo & Co..................................   12,147,878
                                                               ------------
                                                                 93,975,780
                                                               ------------
            HEALTH CARE -- 17.09%
   240,000  Abbott Laboratories...............................    9,696,000
    99,717  +Amgen, Inc.......................................    4,157,202
    14,330  +Genentech, Inc...................................      467,588
    50,000  +Genzyme Corp. -- General Division................    1,030,000
    69,700  HCA, Inc..........................................    3,318,417
   336,010  Johnson & Johnson.................................   18,171,421
    69,071  +Lincare Holdings, Inc............................    2,142,582
    75,000  +Medimmune, Inc...................................    1,569,000
   120,000  Medtronic, Inc....................................    5,054,400
    55,042  Merck & Co., Inc..................................    2,515,970
   441,135  Pfizer, Inc.......................................   12,801,737
   110,000  Schering-Plough Corp..............................    2,345,200
   122,850  +Tenet Healthcare Corp............................    6,081,075
    92,880  +WellPoint Health Networks........................    6,808,104
   180,365  Wyeth.............................................    5,735,607
                                                               ------------
                                                                 81,894,303
                                                               ------------
            INDUSTRIALS -- 14.76%
    60,600  Boeing Co.........................................    2,068,278
   152,944  Caterpillar, Inc..................................    5,692,576


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Blended Equity Fund -- (continued)


                                                                   Value
  Shares                                                         (Note 1)
-----------                                                    -------------
COMMON STOCKS -- (continued)
            INDUSTRIALS -- (continued)
   140,060  Danaher Corp......................................  $  7,962,411
    75,000  Deluxe Corp.......................................     3,379,500
    70,000  Dover Corp........................................     1,776,600
   626,333  General Electric Co...............................    15,439,108
   153,566  Illinois Tool Works, Inc..........................     8,957,505
   130,077  +Jacobs Engineering Group, Inc....................     4,016,778
   161,971  Lockheed Martin Corp..............................    10,474,664
   185,165  W.W. Grainger, Inc................................     7,878,771
   132,000  Waste Management, Inc.............................     3,078,240
                                                               -------------
                                                                  70,724,431
                                                               -------------
            INFORMATION TECHNOLOGY -- 10.91%
   146,330  +Analog Devices, Inc..............................     2,882,701
   666,578  +Cisco Systems, Inc...............................     6,985,737
   149,000  +Dell Computer Corp...............................     3,501,500
    30,000  +eBay, Inc........................................     1,586,100
    35,000  Electronic Data Systems Corp......................       489,300
   360,900  Intel Corp........................................     5,005,683
    89,740  International Business Machines Corp..............     5,239,919
    75,000  +Intuit, Inc......................................     3,414,750
     9,000  +Jabil Circuit, Inc...............................       133,020
    35,000  +Kla-Tencor Corp..................................       977,900
    35,000  +Maxim Integrated Products........................       866,600
   335,975  +Microsoft Corp...................................    14,695,546
    58,000  Pitney Bowes, Inc.................................     1,768,420
   221,740  Texas Instruments, Inc............................     3,275,100
    99,000  +Veritas Software Corp............................     1,452,330
                                                               -------------
                                                                  52,274,606
                                                               -------------
            RAW/INTERMEDIATE MATERIALS -- 0.54%
    38,000  Air Products & Chemicals, Inc.....................     1,596,380
    29,000  International Paper Co............................       968,310
                                                               -------------
                                                                   2,564,690
                                                               -------------

                                                                   Value
  Shares                                                         (Note 1)
-----------                                                    -------------
COMMON STOCKS -- (continued)
            TELECOMMUNICATION -- 1.78%
    75,000  BellSouth Corp.................................... $  1,377,000
    31,000  SBC Communications, Inc...........................      623,100
   237,970  Verizon Communications, Inc.......................    6,529,897
                                                               ------------
                                                                  8,529,997
                                                               ------------
            UTILITIES -- 0.74%
   116,576  Public Service Enterprise Group, Inc..............    3,555,568
                                                               ------------
            TOTAL COMMON STOCKS (Cost $411,616,312)...........  467,973,336
                                                               ------------
PREFERRED STOCKS -- 1.19%
            CONSUMER CYCLICAL -- 1.19%
   344,830  News Corp., Ltd. ADR (Cost $8,086,978)............    5,724,178
                                                               ------------

 Principal
  Amount
-----------
REPURCHASE AGREEMENT -- 1.18%
$5,630,000  #JP Morgan Chase Securities, Inc., Repurchase
             Agreement, 1.67%, dated 9/30/02, due 10/1/02, to
             be repurchased at $5,630,261 (Cost $5,630,000)...    5,630,000
                                                               ------------

TOTAL INVESTMENTS (Cost $425,333,290*)............ 100.04% $479,327,514
OTHER ASSETS & LIABILITIES (NET)..................  (0.04)     (210,513)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $479,117,001
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt
plc--public limited company


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Large Cap Growth Fund


                                                               Value
 Shares                                                       (Note 1)
---------                                                    -----------
COMMON STOCKS -- 97.65%
          CONSUMER DISCRETIONARY -- 21.58%
  320,000 +AOL Time Warner, Inc............................. $ 3,744,000
   43,000 +Apollo Group, Inc., Class A......................   1,869,210
   70,000 +Bed Bath & Beyond, Inc...........................   2,280,600
   93,200 Harley-Davidson, Inc..............................   4,329,140
  135,550 Home Depot, Inc...................................   3,537,855
  125,000 Target Corp.......................................   3,690,000
                                                             -----------
                                                              19,450,805
                                                             -----------
          FINANCIAL -- 24.21%
   45,600 AMBAC Financial Group, Inc........................   2,457,384
  108,125 American International Group......................   5,914,437
  164,666 Citigroup, Inc....................................   4,882,347
   97,000 Freddie Mac.......................................   5,422,300
   92,700 Morgan Stanley....................................   3,140,676
                                                             -----------
                                                              21,817,144
                                                             -----------
          HEALTH CARE -- 25.22%
  100,000 Baxter International, Inc.........................   3,055,000
   84,000 +Genentech, Inc...................................   2,740,920
  102,000 Johnson & Johnson.................................   5,516,160
  123,600 Medtronic, Inc....................................   5,206,032
  213,850 Pfizer, Inc.......................................   6,205,927
                                                             -----------
                                                              22,724,039
                                                             -----------
          INDUSTRIALS -- 3.23%
   45,000 Lockheed Martin Corp..............................   2,910,150
                                                             -----------

                                                                Value
 Shares                                                        (Note 1)
----------                                                    -----------
COMMON STOCKS -- (continued)
           INFORMATION TECHNOLOGY -- 23.41%
    74,000 Automatic Data Processing, Inc.................... $ 2,572,980
   399,000 +Cisco Systems, Inc...............................   4,181,520
   328,000 +EMC Corp.........................................   1,498,960
   137,600 Intel Corp........................................   1,908,512
   128,900 +Microsoft Corp...................................   5,638,086
   224,800 Nokia Oyj ADR.....................................   2,978,600
   156,700 Texas Instruments, Inc............................   2,314,459
                                                              -----------
                                                               21,093,117
                                                              -----------
           TOTAL COMMON STOCKS (Cost $132,907,164)...........  87,995,255
                                                              -----------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 2.69%
$2,426,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 1.67%, dated 9/30/02, due 10/1/02, to
            be repurchased at $2,426,113 (Cost $2,426,000)...   2,426,000
                                                              -----------

TOTAL INVESTMENTS (Cost $135,333,164*)............ 100.34% $90,421,255
OTHER ASSETS & LIABILITIES (NET)..................  (0.34)    (305,569)
                                                   ------  -----------
NET ASSETS........................................ 100.00% $90,115,686
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt


                      See Notes to Financial Statements.

Excelsior Funds Trust
Portfolio of Investments September 30, 2002 (Unaudited)
Optimum Growth Fund


                                                               Value
 Shares                                                       (Note 1)
---------                                                    -----------
COMMON STOCKS -- 94.13%
          CONSUMER DISCRETIONARY -- 19.07%
   66,800 +AOL Time Warner, Inc............................. $   781,560
    9,000 +Apollo Group, Inc., Class A......................     391,230
   13,000 +Bed Bath & Beyond, Inc...........................     423,540
    3,000 Darden Restaurants, Inc...........................      72,720
   22,700 Harley-Davidson, Inc..............................   1,054,415
   35,500 Home Depot, Inc...................................     926,550
    5,000 +Kohls Corp.......................................     304,050
    5,000 Lowe's Cos., Inc..................................     207,000
    2,000 +Mohawk Industries, Inc...........................      99,300
   20,000 Target Corp.......................................     590,400
   19,200 Wal-Mart Stores, Inc..............................     945,408
                                                             -----------
                                                               5,796,173
                                                             -----------
          CONSUMER STAPLES -- 4.06%
    7,200 Coca-Cola Co......................................     345,312
    7,000 Pepsi Bottling Group, Inc.........................     163,800
    5,000 PepsiCo, Inc......................................     184,750
   10,000 Philip Morris Cos., Inc...........................     388,000
    5,000 Walgreen Co.......................................     153,800
                                                             -----------
                                                               1,235,662
                                                             -----------
          ENERGY -- 1.30%
    6,500 +BJ Services Co...................................     169,000
    5,000 ENSCO International, Inc..........................     125,200
    3,100 +Nabors Industries Ltd............................     101,525
                                                             -----------
                                                                 395,725
                                                             -----------
          FINANCIAL -- 16.35%
   10,200 AMBAC Financial Group, Inc........................     549,678
   25,750 American International Group......................   1,408,525
   41,000 Citigroup, Inc....................................   1,215,650
   20,000 Freddie Mac.......................................   1,118,000
   20,000 Morgan Stanley....................................     677,600
                                                             -----------
                                                               4,969,453
                                                             -----------
          HEALTH CARE -- 25.73%
    3,800 Abbott Laboratories...............................     153,520
    9,500 +Amgen, Inc.......................................     396,055
   18,000 Baxter International, Inc.........................     549,900
    3,000 Cardinal Health, Inc..............................     186,600
    3,800 +Forest Laboratories, Inc.........................     311,638
   20,300 +Genentech, Inc...................................     662,389
   24,000 Johnson & Johnson.................................   1,297,920
    2,000 +Laboratory Corp. of America Holdings.............      67,560
   36,210 Medtronic, Inc....................................   1,525,165
   57,000 Pfizer, Inc.......................................   1,654,140
    2,000 +Tenet Healthcare Corp............................      99,000
    5,500 UnitedHealth Group, Inc...........................     479,710
    2,000 +WellPoint Health Networks........................     146,600
    9,200 Wyeth.............................................     292,560
                                                             -----------
                                                               7,822,757
                                                             -----------

                                                                Value
 Shares                                                        (Note 1)
----------                                                    -----------
COMMON STOCKS -- (continued)
           INDUSTRIALS -- 6.52%
    56,800 General Electric Co............................... $ 1,400,120
     9,000 Lockheed Martin Corp..............................     582,030
                                                              -----------
                                                                1,982,150
                                                              -----------
           INFORMATION TECHNOLOGY -- 21.10%
     6,000 Adobe Systems, Inc................................     114,600
    10,000 +Applied Materials, Inc...........................     115,500
    13,000 Automatic Data Processing, Inc....................     452,010
    89,200 +Cisco Systems, Inc...............................     934,816
    16,000 +Dell Computer Corp...............................     376,000
     3,000 +eBay, Inc........................................     158,610
     2,000 +Electronic Arts, Inc.............................     132,020
    76,300 +EMC Corp.........................................     348,691
    42,000 Intel Corp........................................     582,540
     5,700 International Business Machines Corp..............     332,823
     2,000 +Intuit, Inc......................................      91,060
     2,500 +Kla-Tencor Corp..................................      69,850
     3,200 +Maxim Integrated Products........................      79,232
    27,500 +Microsoft Corp...................................   1,202,850
    64,000 Nokia Oyj ADR.....................................     848,000
     5,000 +Qualcomm, Inc....................................     138,050
     2,000 +Symantec Corp....................................      67,260
    25,000 Texas Instruments, Inc............................     369,250
                                                              -----------
                                                                6,413,162
                                                              -----------
           TOTAL COMMON STOCKS (Cost $31,866,731)............  28,615,082
                                                              -----------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 6.27%
$1,905,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 1.67%, dated 9/30/02, due 10/1/02, to
            be repurchased at $1,905,088 (Cost $1,905,000)...   1,905,000
                                                              -----------

TOTAL INVESTMENTS (Cost $33,771,731*)............. 100.40% $30,520,082
OTHER ASSETS & LIABILITIES (NET)..................  (0.40)    (120,496)
                                                   ------  -----------
NET ASSETS........................................ 100.00% $30,399,586
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Small Cap Fund


                                                                 Value
  Shares                                                        (Note 1)
----------                                                    ------------
COMMON STOCKS -- 99.15%
           CONSUMER DISCRETIONARY -- 22.57%
   120,000 +A.C. Moore Arts & Crafts, Inc.................... $  2,533,200
   280,000 Brunswick Corp....................................    5,891,200
   800,000 +Charming Shoppes.................................    5,392,000
   180,000 Ethan Allen Interiors, Inc........................    5,824,800
   200,000 Lone Star Steakhouse & Saloon.....................    4,174,000
    60,000 +Panera Bread Co, Class A.........................    1,619,400
    60,000 +PF Chang's China Bistro, Inc.....................    1,740,600
   200,000 Thor Industries, Inc..............................    6,952,000
   100,000 +Urban Outfitters, Inc............................    2,429,000
                                                              ------------
                                                                36,556,200
                                                              ------------
           CONSUMER STAPLES -- 8.19%
   150,000 +Hain Celestial Group, Inc........................    2,197,500
    35,000 +J&J Snack Foods Corp.............................    1,291,150
   150,000 J.M. Smucker Co...................................    5,505,000
   100,000 +Whole Foods Market, Inc..........................    4,278,000
                                                              ------------
                                                                13,271,650
                                                              ------------
           ENERGY -- 1.78%
   600,000 +Input/Output, Inc................................    2,874,000
                                                              ------------
           FINANCIAL -- 18.57%
 1,200,000 +E*TRADE Group, Inc...............................    5,340,000
   100,000 Jefferies Group, Inc..............................    3,816,000
   240,000 +LaBranche & Co., Inc.............................    4,860,000
   150,000 +NCO Group, Inc...................................    1,708,500
    40,000 Park National Corp................................    3,748,000
   160,000 +Philadelphia Consolidated Holding Co.............    4,716,800
    20,000 White Mountains Insurance Group Ltd...............    5,890,000
                                                              ------------
                                                                30,079,300
                                                              ------------
           HEALTH CARE -- 13.86%
   100,000 Arrow International, Inc..........................    3,217,000
   200,000 +Fisher Scientific International..................    6,070,000
   280,000 +Kensey Nash Corp.................................    4,247,600
   180,000 +Pacificare Health Systems, Inc...................    4,154,400
   500,000 +Quintiles Transnational Corp.....................    4,765,000
                                                              ------------
                                                                22,454,000
                                                              ------------
           INDUSTRIALS -- 9.22%
   130,000 Quanex Corp.......................................    4,511,000
   220,000 +Simpson Manufacturing Co., Inc...................    6,905,800
   250,000 +Thomas & Betts Corp..............................    3,522,500
                                                              ------------
                                                                14,939,300
                                                              ------------

                                                                                 Value
 Shares                                                                         (Note 1)
----------                                                                    ------------
COMMON STOCKS -- (continued)
           INFORMATION TECHNOLOGY -- 8.11%
   200,000 +Andrew Corp...................................................... $  1,306,000
   500,000 +Dendrite International, Inc......................................    3,155,000
   330,000 +Forrester Research, Inc..........................................    4,936,800
   400,000 +Keane, Inc.......................................................    2,700,000
    50,000 +THQ, Inc.........................................................    1,039,000
         1 Timberline Software Corp..........................................            5
                                                                              ------------
                                                                                13,136,805
                                                                              ------------
           RAW/INTERMEDIATE MATERIALS -- 7.62%
   150,000 Cambrex Corp......................................................    5,520,000
   500,000 Wellman, Inc......................................................    6,825,000
                                                                              ------------
                                                                                12,345,000
                                                                              ------------
           TECHNOLOGY -- 6.72%
   300,000 +Plantronics, Inc.................................................    4,890,000
   250,000 +RF Micro Devices, Inc............................................    1,500,000
   300,000 Technitrol, Inc...................................................    4,485,000
                                                                              ------------
                                                                                10,875,000
                                                                              ------------
           UTILITIES -- 2.51%
   200,000 Philadelphia Suburban Corp........................................    4,060,000
                                                                              ------------
           TOTAL COMMON STOCKS (Cost $185,726,775)...........................  160,591,255
                                                                              ------------
Principal
 Amount
---------
REPURCHASE AGREEMENT -- 1.90%
$3,081,000
             # JP Morgan Chase Securities, Inc., Repurchase Agreement, 1.67%,
             dated 9/30/02, due 10/1/02, to be repurchased
             at $3,081,143 (Cost $3,081,000).................................    3,081,000
                                                                              ------------

TOTAL INVESTMENTS (Cost $188,807,775*)............ 101.05% $163,672,255
OTHER ASSETS & LIABILITIES (NET)..................  (1.05)   (1,708,504)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $161,963,751
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.

                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Value and Restructuring Fund


                                                                Value
 Shares                                                        (Note 1)
---------                                                    ------------
COMMON STOCKS -- 100.18%
          CONSUMER DISCRETIONARY -- 19.54%
  700,000 +AOL Time Warner, Inc............................. $  8,190,000
1,350,000 Black & Decker Corp...............................   56,605,500
1,050,000 Centex Corp.......................................   46,567,500
1,500,000 Ford Motor Co.....................................   14,700,000
1,898,006 +General Motors Corp., Class H....................   17,366,755
  825,000 Harman International Industries, Inc..............   42,693,750
2,800,000 +Liberty Media Corp., Class A.....................   20,104,000
1,550,000 TJX Cos., Inc.....................................   26,350,000
2,025,000 +United Rentals, Inc..............................   17,091,000
  790,000 +Viacom, Inc., Class B............................   32,034,500
  950,000 +Zale Corp........................................   28,652,000
                                                             ------------
                                                              310,355,005
                                                             ------------
          CONSUMER STAPLES -- 11.56%
  850,000 Avon Products, Inc................................   39,185,000
1,150,000 Conagra Foods, Inc................................   28,577,500
1,300,000 +Dean Foods Co....................................   51,714,000
1,400,000 Kraft Foods, Inc., Class A........................   51,044,000
  700,000 Loews Corp. -- Carolina Group.....................   13,167,000
                                                             ------------
                                                              183,687,500
                                                             ------------
          ENERGY -- 6.67%
  500,000 Burlington Resources, Inc.........................   19,180,000
  539,470 ConocoPhillips....................................   24,945,093
  850,000 Noble Energy, Inc.................................   28,874,500
1,650,000 Ocean Energy, Inc.................................   32,917,500
                                                             ------------
                                                              105,917,093
                                                             ------------
          FINANCIAL -- 19.61%
  925,000 Amvescap plc ADR..................................    8,954,000
  802,500 +CIT Group, Inc...................................   14,428,950
1,024,996 Citigroup, Inc....................................   30,391,131
1,000,000 JP Morgan Chase & Co..............................   18,990,000
  550,000 Lehman Brothers Holdings, Inc.....................   26,977,500
  650,000 Loews Corp........................................   27,878,500
1,250,000 MCG Capital Corp..................................   16,512,500
  750,000 Mellon Financial Corp.............................   19,447,500
  900,000 Metlife, Inc......................................   20,484,000
  625,000 Morgan Stanley....................................   21,175,000
  575,000 PNC Financial Services Group, Inc.................   24,247,750
  300,000 SLM Corp..........................................   27,942,000

                                                                Value
 Shares                                                        (Note 1)
---------                                                    ------------
COMMON STOCKS -- (continued)
          FINANCIAL -- (continued)
1,175,001 +Travelers Property Casualty Corp., Class A....... $ 15,510,013
        1 +Travelers Property Casualty Corp., Class B.......           14
  525,000 Washington Mutual, Inc............................   16,521,750
  300,000 XL Capital Ltd., Class A..........................   22,050,000
                                                             ------------
                                                              311,510,608
                                                             ------------
          HEALTH CARE -- 4.08%
  175,000 AmerisourceBergen Corp............................   12,498,500
  800,000 Bristol-Myers Squibb Co...........................   19,040,000
1,000,000 IMS Health, Inc...................................   14,970,000
  575,000 Wyeth.............................................   18,285,000
                                                             ------------
                                                               64,793,500
                                                             ------------
          INDUSTRIALS -- 16.47%
1,200,000 +Cendant Corp.....................................   12,912,000
  825,000 Deluxe Corp.......................................   37,174,500
  820,000 Goodrich Corp.....................................   15,481,600
  700,000 Honeywell International, Inc......................   15,162,000
1,250,000 Koninklijke Philips Electronics N.V. ADR..........   18,162,500
1,325,000 Ryder System, Inc.................................   33,032,250
1,175,000 Tyco International Ltd............................   16,567,500
  925,000 Union Pacific Corp................................   53,529,750
  425,000 United Technologies Corp..........................   24,008,250
  925,000 Viad Corp.........................................   18,897,750
1,900,000 +Vishay Intertechnology, Inc......................   16,720,000
                                                             ------------
                                                              261,648,100
                                                             ------------
          INFORMATION TECHNOLOGY -- 9.00%
1,425,000 Harris Corp.......................................   47,723,250
  435,000 International Business Machines Corp..............   25,399,650
1,100,000 Nokia Oyj ADR.....................................   14,575,000
  500,000 +Qualcomm, Inc....................................   13,805,000
1,250,000 Texas Instruments, Inc............................   18,462,500
1,800,000 +Unisys Corp......................................   12,600,000
2,100,000 +Xerox Corp.......................................   10,395,000
                                                             ------------
                                                              142,960,400
                                                             ------------
          RAW/INTERMEDIATE MATERIALS -- 7.87%
  475,000 Alcoa, Inc........................................    9,167,500
  750,000 Cambrex Corp......................................   27,600,000
1,125,000 Georgia-Pacific Corp..............................   14,726,250


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Value and Restructuring Fund -- (continued)


                                                                 Value
 Shares                                                         (Note 1)
---------                                                    --------------
COMMON STOCKS -- (continued)
          RAW/INTERMEDIATE MATERIALS -- (continued)
  900,000 Lafarge North America, Inc........................ $   26,073,000
1,100,000 Nova Chemicals Corp...............................     22,825,000
  550,000 PPG Industries, Inc...............................     24,585,000
                                                             --------------
                                                                124,976,750
                                                             --------------
          REAL ESTATE -- 1.17%
2,000,000 +Host Marriott Corp...............................     18,560,000
                                                             --------------
          TECHNOLOGY -- 1.28%
1,250,000 +Plantronics, Inc.................................     20,375,000
                                                             --------------
          TELECOMMUNICATION -- 0.67%
1,400,000 +Nextel Communications, Inc., Class A.............     10,612,000
                                                             --------------
          UTILITIES -- 2.26%
  825,000 Duke Energy Corp..................................     16,128,750
  650,000 Public Service Enterprise Group, Inc..............     19,825,000
                                                             --------------
                                                                 35,953,750
                                                             --------------
          TOTAL COMMON STOCKS  (Cost $1,822,535,191)........  1,591,349,706
                                                             --------------

                                                               Value
Shares                                                        (Note 1)
-------                                                    --------------
CONVERTIBLE PREFERRED STOCKS -- 0.03%
        CONSUMER DISCRETIONARY -- 0.03%
995,000 +Adelphia Communications, Preferred Exchange,
         7.50% (Cost $16,352,144)......................... $      497,500
                                                           --------------

TOTAL INVESTMENTS (Cost $1,838,887,335*).......... 100.21% $1,591,847,206
OTHER ASSETS  & LIABILITIES (NET).................  (0.21)     (3,385,629)
                                                   ------  --------------
NET ASSETS........................................ 100.00% $1,588,461,577
                                                   ======  ==============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
ADR--American Depositary Receipt
plc--public limited company


                      See Notes to Financial Statements.

Excelsior Funds Trust
Portfolio of Investments September 30, 2002 (Unaudited)
Mid Cap Value Fund



                                                              Value
Shares                                                       (Note 1)
-------                                                    ------------
COMMON STOCKS -- 93.15%
        CONSUMER DISCRETIONARY -- 18.93%
 80,000 Black & Decker Corp............................... $  3,354,400
 60,000 Centex Corp.......................................    2,661,000
110,000 +Ihop Corp........................................    2,651,000
 19,700 Polaris Industries, Inc...........................    1,221,400
110,000 Sherwin-Williams Co...............................    2,604,800
180,000 TJX Cos., Inc.....................................    3,060,000
205,000 +United Rentals, Inc..............................    1,730,200
105,000 +Zale Corp........................................    3,166,800
                                                           ------------
                                                             20,449,600
                                                           ------------
        CONSUMER STAPLES -- 3.31%
 90,000 +Dean Foods Co....................................    3,580,200
                                                           ------------
        ENERGY -- 11.33%
 70,000 Devon Energy Corp.................................    3,377,500
 75,000 Noble Energy, Inc.................................    2,547,750
110,000 Occidental Petroleum Corp.........................    3,121,800
160,000 Ocean Energy, Inc.................................    3,192,000
                                                           ------------
                                                             12,239,050
                                                           ------------
        FINANCIAL -- 10.56%
130,000 Ace Ltd...........................................    3,849,300
200,000 +AmeriCredit Corp.................................    1,614,000
 70,000 Lehman Brothers Holdings, Inc.....................    3,433,500
195,000 Sovereign Bancorp, Inc............................    2,515,500
                                                           ------------
                                                             11,412,300
                                                           ------------
        HEALTH CARE -- 4.39%
208,200 +Human Genome Sciences, Inc.......................    2,502,564
150,000 IMS Health, Inc...................................    2,245,500
                                                           ------------
                                                              4,748,064
                                                           ------------
        INDUSTRIALS -- 17.17%
145,000 Lincoln Electric Holdings, Inc....................    3,207,400
135,000 +Mueller Industries, Inc..........................    3,496,500
160,000 Pittston Brink's Group............................    3,584,000
120,000 +Sealed Air Corp..................................    2,026,800
110,000 Tredegar Corp.....................................    1,842,500
130,000 +Vishay Intertechnology, Inc......................    1,144,000
115,000 York International Corp...........................    3,243,000
                                                           ------------
                                                             18,544,200
                                                           ------------
        INFORMATION TECHNOLOGY -- 9.32%
200,000 +Comverse Technology, Inc.........................    1,398,000
 95,000 Harris Corp.......................................    3,181,550
105,000 +National Semiconductor Corp......................    1,253,700
180,000 +Storage Technology Corp..........................    1,891,800
305,000 Symbol Technologies, Inc..........................    2,339,350
                                                           ------------
                                                             10,064,400
                                                           ------------

                                                                 Value
 Shares                                                         (Note 1)
----------                                                    ------------
COMMON STOCKS -- (continued)
           RAW/INTERMEDIATE MATERIALS -- 12.24%
   220,000 Aracruz Celulose S.A. ADR......................... $  3,225,200
   155,000 Georgia-Pacific Corp..............................    2,028,950
   125,000 Nova Chemicals Corp...............................    2,593,750
   145,000 +Shaw Group, Inc..................................    2,059,000
   120,000 St. Joe Co........................................    3,312,000
                                                              ------------
                                                                13,218,900
                                                              ------------
           TELECOMMUNICATION -- 2.79%
   185,000 +IDT Corp.........................................    3,015,500
                                                              ------------
           UTILITIES -- 3.11%
   110,000 Public Service Enterprise Group, Inc..............    3,355,000
                                                              ------------
           TOTAL COMMON STOCKS (Cost $117,555,583)...........  100,627,214
                                                              ------------
FOREIGN COMMON STOCKS -- 2.51%
           INDUSTRIALS -- 2.51%
   225,000 Onex Corp. (Cost $3,008,460)......................    2,715,750
                                                              ------------
CONVERTIBLE PREFERRED STOCKS -- 0.67%
           ENERGY -- 0.67%
   100,000 Williams Cos., Inc., Preferred Exchange, 9.00%
            (Cost $523,940)..................................      720,000
                                                              ------------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 3.99%
$4,308,000 #JP Morgan Chase Securities, Inc.,
            Repurchase Agreement, 1.67%,
            dated 9/30/02, due 10/01/02, to be repurchased
            at $4,308,200 (Cost $4,308,000)..................    4,308,000
                                                              ------------

TOTAL INVESTMENTS (Cost $125,395,983*)............ 100.32% $108,370,964
OTHER ASSETS & LIABILITIES (NET)..................  (0.32)     (345,986)
                                                   ------  ------------
NET ASSETS........................................ 100.00% $108,024,978
                                                   ======  ============

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Energy and Natural Resources Fund


                                                             Value
Shares                                                      (Note 1)
-------                                                    -----------
COMMON STOCKS -- 98.56%
        ENERGY -- 64.96%
 40,000 Amerada Hess Corp................................. $ 2,715,200
 62,140 BP plc ADR........................................   2,479,386
 27,800 ChevronTexaco Corp................................   1,925,150
 40,000 +Cooper Cameron Corp..............................   1,670,400
 50,000 Devon Energy Corp.................................   2,412,500
 98,524 Exxon Mobil Corp..................................   3,142,916
150,000 +Global Industries Ltd............................     616,500
 80,000 GlobalSantaFe Corp................................   1,788,000
175,000 +Grant Prideco, Inc...............................   1,494,500
250,000 +Grey Wolf, Inc...................................     900,000
 50,000 Murphy Oil Corp...................................   4,103,500
 60,000 +Nabors Industries Ltd............................   1,965,000
 55,000 +Noble Corp.......................................   1,705,000
161,630 Ocean Energy, Inc.................................   3,224,518
 75,000 +Patterson-UTI Energy, Inc........................   1,914,750
 75,000 +Petroquest Energy, Inc...........................     322,500
120,000 Pioneer Natural Resources Co......................   2,910,000
 25,000 +Precision Drilling Corp..........................     752,500
130,000 +Premcor, Inc.....................................   2,039,700
100,000 Rowan Cos., Inc...................................   1,864,000
 69,000 Royal Dutch Petroleum Co. ADR.....................   2,771,730
 24,000 Schlumberger Ltd..................................     923,040
 70,000 +Smith International, Inc.........................   2,051,700
 75,000 +Spinnaker Exploration Co.........................   2,152,500
150,000 Suncor Energy, Inc................................   2,542,500
100,000 +Superior Energy Services, Inc....................     650,000
 40,000 TotalFinaElf S.A. ADR.............................   2,634,000
 75,000 +Ultra Petroleum Corp.............................     626,250
 90,000 +W-H Energy Services, Inc.........................   1,553,400
100,000 +Westport Resources Corp..........................   1,830,000
101,250 XTO Energy, Inc...................................   2,086,763
                                                           -----------
                                                            59,767,903
                                                           -----------
        INDUSTRIALS -- 4.13%
 40,000 Cemex S.A. de C.V. ADR............................     834,000
 50,000 +Gulf Island Fabrication, Inc.....................     578,000
100,000 +Hanover Compressor Co............................     830,000
150,000 +Willbros Group, Inc..............................   1,557,000
                                                           -----------
                                                             3,799,000
                                                           -----------
        RAW/INTERMEDIATE MATERIALS -- 22.72%
100,000 Aracruz Celulose S.A. ADR.........................   1,466,000
165,000 Arch Coal, Inc....................................   2,730,750
120,000 Barrick Gold Corp.................................   1,866,000
 50,000 E.I. Dupont de Nemours & Co.......................   1,803,500

                                                                Value
 Shares                                                        (Note 1)
---------                                                    ------------
COMMON STOCKS -- (continued)
          RAW/INTERMEDIATE MATERIALS -- (continued)
 175,000  +Freeport-McMoRan Copper & Gold, Inc., Class B....  $ 2,355,500
  85,000  Newmont Mining Corp. Holding Co...................    2,338,350
  30,000  Rio Tinto plc ADR.................................    1,974,000
 100,000  Sappi Ltd. ADR....................................    1,145,000
 110,000  St. Joe Co........................................    3,036,000
  50,000  Weyerhaeuser Co...................................    2,188,500
                                                             ------------
                                                               20,903,600
                                                             ------------
          TRANSPORTATION -- 2.76%
 100,000  +Stelmar Shipping Ltd.............................    1,452,000
 100,000  +Tsakos Energy Navigation Ltd.....................    1,090,000
                                                             ------------
                                                                2,542,000
                                                             ------------
          UTILITIES -- 3.99%
  25,000  Dominion Resources, Inc...........................    1,268,250
  30,000  Duke Energy Corp..................................      586,500
 125,000  EL Paso Corp......................................    1,033,750
  25,000  Western Gas Resources, Inc........................      781,250
                                                             ------------
                                                                3,669,750
                                                             ------------
          TOTAL COMMON STOCKS (Cost $102,723,024)...........   90,682,253
                                                             ------------

Principal
 Amount
---------
REPURCHASE AGREEMENT -- 0.69%
$634,000  #JP Morgan Chase Securities, Inc.,
           Repurchase Agreement, 1.67%, dated 9/30/02, due
           10/1/02, to be repurchased at $634,029 (Cost
           $634,000)........................................      634,000
                                                             ------------

TOTAL INVESTMENTS (Cost $103,357,024*)............  99.25% $91,316,253
OTHER ASSETS & LIABILITIES (NET)..................   0.75      687,309
                                                   ------  -----------
NET ASSETS........................................ 100.00% $92,003,562
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt
plc--public limited company


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Real Estate Fund


                                                             Value
Shares                                                      (Note 1)
-------                                                    -----------
COMMON STOCKS -- 91.84%
        REAL ESTATE -- 89.56%
 85,000 AMB Property Corp................................. $ 2,456,500
 70,000 Apartment Investment & Management Co., Class A....   2,719,500
110,000 Archstone-Smith Trust.............................   2,626,800
 63,684 AvalonBay Communities, Inc........................   2,661,991
 75,000 Bedford Property Investors........................   1,857,000
 85,000 Boston Properties, Inc............................   3,162,000
105,000 Brandywine Realty Trust...........................   2,367,750
 85,000 Camden Property Trust.............................   2,817,750
140,000 +Catellus Development Corp........................   2,583,000
110,000 Cousins Properties, Inc...........................   2,530,000
105,000 Duke Realty Corp..................................   2,585,100
144,620 Equity Office Properties Trust....................   3,734,088
106,720 Equity Residential................................   2,554,877
 18,000 Forest City Enterprises, Inc., Class A............     585,000
 55,000 General Growth Properties, Inc....................   2,832,500
 50,000 Health Care Property Investors, Inc...............   2,130,000
 85,000 Healthcare Realty Trust, Inc......................   2,643,500
102,500 Heritage Property Investment Trust................   2,558,400
 75,000 Home Properties of New York, Inc..................   2,437,500
 85,000 Hospitality Properties Trust......................   2,815,200
273,800 +Host Marriott Corp...............................   2,540,864
 87,500 Kimco Realty Corp.................................   2,721,250
 95,000 Liberty Property Trust............................   2,945,000
 50,000 Pan Pacific Retail Properties, Inc................   1,724,000
105,000 Prentiss Properties Trust.........................   3,038,700
105,000 Prologis..........................................   2,615,550
 76,200 Public Storage, Inc...............................   2,430,780
 80,000 Simon Property Group, Inc.........................   2,858,400
  4,486 Trizec Canada, Inc................................      46,116
160,513 Trizec Properties, Inc............................   1,821,823
 52,000 Vornado Realty Trust..............................   2,051,400
 84,250 Weingarten Realty Investors.......................   3,083,550
                                                           -----------
                                                            78,535,889
                                                           -----------
        TRANSPORTATION -- 2.28%
 90,000 Alexander & Baldwin, Inc..........................   1,993,500
                                                           -----------
        TOTAL COMMON STOCKS (Cost $76,943,649)............  80,529,389
                                                           -----------

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
REPURCHASE AGREEMENT -- 10.02%
$8,789,000 #JP Morgan Chase Securities, Inc., Repurchase
             Agreement, 1.67%, dated 9/30/02, due 10/1/02,
             to be repurchased at $8,789,408 (Cost
             $8,789,000)..................................... $ 8,789,000
                                                              -----------

TOTAL INVESTMENTS (Cost $85,732,649*)............. 101.86% $89,318,389
OTHER ASSETS & LIABILITIES (NET)..................  (1.86)  (1,628,577)
                                                   ------  -----------
NET ASSETS........................................ 100.00% $87,689,812
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Technology Fund


                                                            Value
Shares                                                     (Note 1)
------                                                    ----------
COMMON STOCKS -- 83.21%
       COMMUNICATIONS EQUIPMENT -- 6.12%
17,250 +Cisco Systems, Inc............................... $  180,780
15,250 Nokia Oyj ADR.....................................    202,062
65,000 +Nortel Networks Corp.............................     35,100
                                                          ----------
                                                             417,942
                                                          ----------
       ELECTRONIC MANUFACTURING SERVICES -- 2.69%
12,500 +Sanmina-SCI Corp.................................     34,625
70,650 +Solectron Corp...................................    149,072
                                                          ----------
                                                             183,697
                                                          ----------
       INDUSTRIALS -- 3.96%
10,000 +Applied Films Corp...............................    108,500
 2,700 +Brooks-PRI Automation, Inc.......................     30,888
 6,000 +National Instruments, Inc........................    130,800
                                                          ----------
                                                             270,188
                                                          ----------
       MEDIA -- 2.55%
14,900 +AOL Time Warner, Inc.............................    174,330
                                                          ----------
       PERIPHERALS -- 3.44%
 5,000 +Lexmark International, Inc.......................    235,000
                                                          ----------
       SEMICONDUCTORS & COMPONENTS -- 23.33%
20,000 +American Power Conversion........................    191,200
 6,000 +Analog Devices, Inc..............................    118,200
20,200 +AXT, Inc.........................................     41,814
15,000 +Cree, Inc........................................    186,750
10,800 Intel Corp........................................    149,796
60,000 +JDS Uniphase Corp................................    117,000
 4,000 Linear Technology Corp............................     82,880
20,900 +Parkervision, Inc................................    233,244
 6,450 +Qualcomm, Inc....................................    178,084
 4,000 STMicroelectronics N.V. ADR.......................     54,120
 9,950 Texas Instruments, Inc............................    146,962
20,000 +Three-Five Systems, Inc..........................     92,800
                                                          ----------
                                                           1,592,850
                                                          ----------
       SERVICES -- 9.26%
 3,000 Automatic Data Processing, Inc....................    104,310
12,000 +Checkfree Corp...................................    135,360
 8,500 Electronic Data Systems Corp......................    118,830
 6,000 Paychex, Inc......................................    146,040
 4,000 +Sungard Data Systems, Inc........................     77,800
 2,000 +Veridian Corp....................................     49,960
                                                          ----------
                                                             632,300
                                                          ----------

                                                                Value
 Shares                                                        (Note 1)
----------                                                    ----------
COMMON STOCKS -- (Continued)
           SOFTWARE -- 26.37%
     5,500 Adobe Systems, Inc................................ $  105,050
    20,200 +BEA Systems, Inc.................................    104,232
     6,000 +Cerner Corp......................................    210,840
     9,000 +Eclipsys Corp....................................     45,540
     4,000 +Electronic Arts, Inc.............................    264,040
     6,100 +Microsoft Corp...................................    266,814
    12,000 +Network Associates, Inc..........................    127,560
    22,000 +Oracle Corp......................................    172,920
    35,000 +Seebeyond Technology Corp........................     45,850
     7,000 +Siebel Systems, Inc..............................     40,250
    15,000 +Verint Systems, Inc..............................    129,300
    14,800 +Veritas Software Corp............................    217,116
    90,000 +Vignette Corp....................................     71,100
                                                              ----------
                                                               1,800,612
                                                              ----------
           STORAGE HARDWARE -- 5.49%
    14,200 +Brocade Communications Systems, Inc..............    106,784
    25,350 +EMC Corp.........................................    115,850
    28,000 +McData Corp., Class A............................    152,040
                                                              ----------
                                                                 374,674
                                                              ----------
           TOTAL COMMON STOCKS (Cost $14,137,099)............  5,681,593
                                                              ----------

Principal
 Amount
----------
REPURCHASE AGREEMENT -- 17.37%
$1,186,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 1.67%, dated 9/30/02, due 10/1/02, to
            be repurchased at $1,186,055 (Cost $1,186,000)...  1,186,000
                                                              ----------

TOTAL INVESTMENTS (Cost $15,323,099*)............. 100.58% $6,867,593
OTHER ASSETS & LIABILITIES (NET)..................  (0.58)    (39,478)
                                                   ------  ----------
NET ASSETS........................................ 100.00% $6,828,115
                                                   ======  ==========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--AmericanDepositary Receipt


                      See Notes to Financial Statements.

Excelsior Funds, Inc.
Portfolio of Investments September 30, 2002 (Unaudited)
Biotechnology Fund


                                                             Value
Shares                                                      (Note 1)
-------                                                    -----------
COMMON STOCKS -- 83.89%
        HEALTH CARE -- 83.89%
 12,000 Abbott Laboratories............................... $   484,800
 42,500 +Abgenix, Inc.....................................     275,400
 62,000 +Alexion Pharmaceuticals, Inc.....................     718,580
 45,900 +Alkermes, Inc....................................     360,774
 86,400 +Allos Therapeutics, Inc..........................     731,808
 38,500 +Amgen, Inc.......................................   1,605,065
 31,200 Applied Biosystems Group -- Applera Corp..........     570,960
 76,000 +Arqule, Inc......................................     390,640
 56,000 +Celera Genomics Group -- Applera Corp............     445,200
 19,500 +Cephalon, Inc....................................     794,820
 46,100 +CV Therapeutics, Inc.............................     963,490
 32,000 +Emisphere Technologies, Inc......................      93,120
 76,100 +Exelixis, Inc....................................     374,412
 45,000 +Genentech, Inc...................................   1,468,350
 39,900 +Gilead Sciences, Inc.............................   1,335,054
 55,900 +Human Genome Sciences, Inc.......................     671,918
 50,000 +Icos Corp........................................   1,048,500
 34,300 +Idec Pharmaceuticals Corp........................   1,424,136
 25,900 +InterMune, Inc...................................     850,297
 78,000 +Isis Pharmaceuticals, Inc........................     768,300
160,000 +Lexicon Genetics, Inc............................     632,000
 71,000 +Medarex, Inc.....................................     236,430
 32,000 +Medimmune, Inc...................................     669,440
 71,300 +Millennium Pharmaceuticals, Inc..................     664,516
 47,800 +Neurocrine Biosciences, Inc......................   1,959,322
 64,400 +NPS Pharmaceuticals, Inc.........................   1,319,556
 43,000 +OSI Pharmaceuticals, Inc.........................     728,850
 26,000 Pfizer, Inc.......................................     754,520
 65,200 +Protein Design Labs, Inc.........................     541,160
 37,300 +Serono S.A. ADR..................................     450,211
 54,500 +Vertex Pharmaceuticals, Inc......................   1,007,705
                                                           -----------
                                                            24,339,334
                                                           -----------
        TOTAL COMMON STOCKS (Cost $46,178,844)............  24,339,334
                                                           -----------

Principal                                                       Value
 Amount                                                        (Note 1)
----------                                                    -----------
REPURCHASE AGREEMENT -- 16.56%
$4,805,000 #JP Morgan Chase Securities, Inc., Repurchase
            Agreement, 1.67%, dated 9/30/02, due 10/01/02,
            to be repurchased at $4,805,223 (Cost $4,805,000) $ 4,805,000
                                                              -----------

TOTAL INVESTMENTS (Cost $50,983,844*)............. 100.45% $29,144,334
OTHER ASSETS & LIABILITIES (NET)..................  (0.45)    (129,165)
                                                   ------  -----------
NET ASSETS........................................ 100.00% $29,015,169
                                                   ======  ===========

--------
* Aggregate cost for Federal tax and book purposes.
+ Non-income producing security
# The repurchase agreement is fully collateralized by U.S. government and/or agency obligations based on market prices at the date of this portfolio of investments.
ADR--American Depositary Receipt


                      See Notes to Financial Statements.

                                EXCELSIOR FUNDS

                   NOTES TO FINANCIAL STATEMENTS (Unaudited)

1.  Significant Accounting Policies

   Excelsior Funds, Inc. ("Excelsior Fund") was incorporated under the laws of the State of Maryland on August 2, 1984. Excelsior Funds Trust (the "Trust"), formerly Excelsior Institutional Trust, is a business trust organized under the laws of the State of Delaware on May 11, 1994. Excelsior Fund and the Trust are registered under the Investment Company Act of 1940 (the "1940 Act"), as amended, as open-ended diversified management investment companies with the exception of Energy and Natural Resources Fund, Real Estate Fund, Technology Fund and Biotechnology Fund, each of which is non-diversified.

   Excelsior Fund and the Trust currently offer shares in nineteen and seven managed investment portfolios, respectively, each having its own investment objectives and policies. The following is a summary of significant accounting policies for Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund, Value and Restructuring Fund, Energy and Natural Resources Fund, Real Estate Fund, Technology Fund, and Biotechnology Fund, Portfolios of Excelsior Fund and Optimum Growth Fund and Mid Cap Value Fund (formerly Value Equity Fund), Portfolios of the Trust (the "Portfolios"). Such policies are in conformity with accounting principles generally accepted in the United States of America and are consistently followed by Excelsior Fund and the Trust in the preparation of their financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

   The Optimum Growth Fund and Mid Cap Value Fund offer two classes of shares:
Shares and Institutional Shares. The Financial Highlights of the Institutional Shares as well as the financial statements for the remaining portfolios of Excelsior Fund, the Trust and Excelsior Tax-Exempt Funds, Inc. ("Excelsior Tax-Exempt Fund") are presented separately.

   (a) Portfolio valuation:

      Investments in securities that are traded on a recognized domestic stock exchange are valued at the last sale price on the exchange on which such securities are primarily traded or at the last sale price on a national securities market. Securities traded over-the-counter are valued each business day on the basis of closing over-the-counter bid prices. Securities for which there were no transactions are valued at the average of the most recent bid and asked prices (as calculated by an independent pricing service (the "Service") based upon its evaluation of the market for such securities) when, in the judgment of the Service, quoted bid and asked prices for securities are readily available and are representative of the market. Bid price is used when no asked price is available. Investments in securities that are primarily traded on foreign securities exchanges are generally valued at the preceding closing values of such securities on their respective exchanges, except that when an occurrence subsequent to the time a value is so established is likely to have changed such value, then a fair value of those securities will be determined by consideration of other factors under the direction of the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. A security which is traded on more than one exchange is valued at the quotation on the exchange determined to be the primary market on which the security is traded.

      All other foreign securities are valued at the last current bid quotation if market quotations are available, or at fair value as determined in accordance with policies established by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Investment valuations, other assets, and liabilities initially expressed in foreign currencies are converted each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investments and income and expenses are converted into U.S. dollars based upon currency exchange rates prevailing upon the respective dates of such transactions. The Portfolios do not isolate that portion of gains and losses on investment securities that is due to changes in the foreign exchange rates from that which is due to changes in market prices of such securities. The Portfolios report gains and losses on foreign currency related transactions as realized and unrealized gains or losses for financial reporting purposes, whereas such components are treated as ordinary income or loss for Federal income tax purposes.

      Securities for which market quotations are not readily available are valued at fair value pursuant to guidelines adopted by the Board of Directors with regard to Excelsior Fund or the Board of Trustees with regard to the Trust. Short-term debt instruments with remaining maturities of 60 days or less are valued at amortized cost, which approximates market value.

      Forward foreign currency exchange contracts: The Portfolios' participation in forward foreign currency exchange contracts will be limited to hedging involving either specific transactions or portfolio positions. Transaction hedging involves the purchase or sale of foreign currency with respect to specific receivables or payables of a Portfolio generally arising in connection with the purchase or sale of its portfolio securities. Risk may arise upon entering into these contracts from the potential inability of counterparties to meet the terms of their contracts and is generally limited to the amount of unrealized gain on the contracts, if any, at the date of default. Risk may also arise from unanticipated movements in the value of a foreign currency relative to the U.S. dollar. Contracts are marked-to-market daily and the change in market value is recorded as unrealized appreciation or depreciation. Realized gains or losses arising from such transactions are included in net realized gains or losses from foreign currency transactions.

      Options Written: The Portfolios may write (sell) covered options as a hedge to provide protection against adverse movements in the price of securities in the Portfolio or to enhance investment performance. When a Portfolio writes an option, an amount equal to the premium received by the Portfolio is recorded as a liability and is subsequently adjusted on a daily basis to the current market price of the option written. Premiums received from writing options which expire unexercised are recognized as gains on the expiration date. Premiums received from writing options which are exercised or are canceled in closing purchase transactions are offset against the cost of any securities purchased or added to the proceeds or netted against the amount paid on the transaction to determine the realized gain or loss. In writing options, a Portfolio must assume that the option may be exercised at any time prior to the expiration of its obligation as a writer, and that in such circumstances the net proceeds of the sale or cost of purchase of the underlying securities and currencies pursuant to the call or put option may be substantially below or above the prevailing market price. A Portfolio also has the additional risk of not being able to enter into a closing purchase transaction if a liquid secondary market does not exist and bears the risk of unfavorable changes in the price of the financial instruments underlying the options. For the six months ended September 30, 2002, there were no written option transactions.

   (b) Security transactions and investment income:

      Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and, when appropriate, discounts on investments, is earned from settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities, which are recorded as soon as the Portfolios are informed of the dividend.

   (c) Concentration of risks:

      The Energy and Natural Resources Fund, Real Estate Fund, Technology Fund and Biotechnology Fund may each concentrate their investments in issuers conducting business in the same industry. To the extent that they do so, each Portfolio may be subject to legislative or regulatory changes, adverse market conditions and/or increased competition affecting that industry.

   (d) Repurchase agreements:

      The Portfolios may purchase portfolio securities from financial institutions deemed to be creditworthy by the investment adviser subject to the seller's agreement to repurchase and the Portfolios' agreement to resell such securities at mutually agreed upon prices. Securities purchased subject to such repurchase agreements are deposited with the Portfolios' custodian or sub-custodian or are maintained in the Federal Reserve/Treasury book-entry system and must have, at all times, an aggregate market value not less than the repurchase price (including accrued interest).

      If the value of the underlying security falls below the value of the repurchase price, the Portfolios will require the seller to deposit additional collateral by the next business day. Default or bankruptcy of the seller may, however, expose the applicable Portfolio to possible delay in connection with the disposition of the underlying securities or loss to the extent that proceeds from a sale of the underlying securities were less than the repurchase price under the agreement.

   (e) Dividends and distributions to shareholders:

      Dividends equal to all or substantially all of each Portfolio's net investment income are declared and paid quarterly. Net realized capital gains, unless offset by any available capital loss carryforward, are distributed to shareholders at least annually, but the Portfolios may make distributions on a more frequent basis to comply with the distribution requirements of the Internal Revenue Code. Dividends and distributions are recorded on the ex-dividend date.

   (f) Expense allocation:

      Expenses incurred by Excelsior Fund and the Trust with respect to any two or more of their respective Portfolios are allocated in proportion to the average net assets of each of their respective Portfolios, except where allocations of direct expenses to each Portfolio can otherwise be fairly made. Expenses directly attributable to a Portfolio are charged to that Portfolio and expenses directly attributable to a particular class of shares in a Portfolio are charged to such class.

2. Investment Advisory Fee, Administration Fee, Distribution Expenses, Shareholder Servicing Agent and Related Party Transactions

   United States Trust Company of New York ("U.S. Trust NY") and U.S. Trust Company (collectively with U.S. Trust NY, "U.S. Trust") serve as the investment adviser to the Portfolios. For the services provided pursuant to the Investment Advisory Agreements, U.S. Trust is entitled to receive a fee, computed daily and paid monthly, at the annual rates of 0.75% of average daily net assets of the first $1 billion of assets, 0.70% of the next $500 million of average daily net assets, and 0.65% of average daily net assets over $1.5 billion of the Blended Equity Fund; 0.75% of the average daily net assets of the Large Cap Growth Fund; 0.60% of the average daily net assets of the Small Cap Fund, Value and Restructuring Fund and Energy and Natural Resources Fund; 1.00% of the average daily net assets of the Real Estate Fund, Technology Fund and Biotechnology Fund; and 0.65% of the average daily net assets of each of the Optimum Growth Fund and Mid Cap Value Fund. U.S. Trust NY is a state-chartered bank and trust company and a member bank of the Federal Reserve System. U.S. Trust Company is a Connecticut state bank and trust company. Each is a wholly-owned subsidiary of U.S. Trust Corporation, a registered bank holding company. U.S. Trust Corporation is a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab").

   U.S. Trust Company, SEI Investments Global Funds Services (formerly SEI Investments Mutual Funds Services) and Federated Services Company ("FSC") (collectively, the "Administrators") provide administrative services to Excelsior Fund and the Trust. For the services provided to the Portfolios, the Administrators are entitled jointly to annual fees, computed daily and paid monthly, based on the combined aggregate average daily net assets of Excelsior Fund, Excelsior Tax-Exempt Fund and the Trust (excluding the international equity portfolios of Excelsior Fund and the Trust), all of which are affiliated investment companies, as follows: 0.200% of the first $200 million, 0.175% of the next $200 million, and 0.150% over $400 million. Administration fees payable by each Portfolio of the three investment companies are determined in proportion to the relative average daily net assets of the respective Portfolios for the period paid. Until further notice to the Portfolios, U.S. Trust Company has voluntarily agreed to waive its portion of the administration fee in an amount equal to an annual rate of 0.04% of the average daily net assets of each Portfolio. For the six months ended September 30, 2002, administration fees charged by U.S. Trust Company, net of waivers, were as follows:

                   Blended Equity Fund.............. $222,287
                   Large Cap Growth Fund............   51,197
                   Optimum Growth Fund..............   14,352
                   Small Cap Fund...................   70,860
                   Value and Restructuring Fund.....  786,374
                   Mid Cap Value Fund...............   45,839
                   Energy and Natural Resources Fund   43,630
                   Real Estate Fund.................   35,389
                   Technology Fund..................    3,466
                   Biotechnology Fund...............   11,821

   From time to time, as they may deem appropriate in their sole discretion, U.S. Trust and the Administrators may undertake to waive a portion or all of the fees payable to them and also may reimburse the Portfolios for a portion of other expenses. For the six months ended September 30, 2002, and until further notice, U.S. Trust has contractually agreed to waive investment advisory fees and to reimburse other ordinary operating expenses to the extent necessary to keep total operating expenses from exceeding the following annual percentages of each Portfolio's average daily net assets:
1.05% for Blended Equity Fund, Large Cap Growth Fund, Small Cap Fund and Shares of Optimum Growth Fund; 0.99% of Value and Restructuring Fund and Shares of Mid Cap Value Fund; 1.20% for Real Estate Fund; 1.25% for Energy and Natural Resources Fund, Technology Fund and Biotechnology Fund; 0.80% for Institutional Shares of Optimum Growth Fund; and 0.74% for Institutional Shares of Mid Cap Value Fund.

   For the six months ended September 30, 2002, pursuant to the above, U.S. Trust waived investment advisory fees as follows:

                   Blended Equity Fund.............. $37,185
                   Large Cap Growth Fund............  16,666
                   Small Cap Fund...................  21,337
                   Value and Restructuring Fund.....  54,827
                   Energy and Natural Resources Fund  79,522
                   Technology Fund..................  42,426

   In addition, with regard to Technology Fund, U.S. Trust and the Administrators have voluntarily agreed to waive their fees in the amount of $52,333.

   Excelsior Fund and the Trust have entered into administrative servicing agreements with various service organizations (which may include U.S. Trust and its affiliates) requiring them to provide administrative support services to their customers owning shares of the Portfolios. As a consideration for the administrative services provided by each service organization to its customers, each Portfolio will pay the service organization an administrative servicing fee at the annual rate of up to 0.40% of the average daily net asset value of its shares held by the service organizations' customers. Such services may include assisting in processing purchase, exchange and redemption requests; transmitting and receiving funds in connection with customer orders to purchase, exchange or redeem shares; and providing periodic statements.

   Administrative servicing fees paid to affiliates of U.S. Trust amounted to $799,692, for the six months ended September 30, 2002. U.S. Trust has voluntarily agreed to waive investment advisory and administration fees payable by each single class Portfolio in an amount equal to the administrative servicing fees paid to subsidiaries of U.S. Trust Corporation. With regard to multi-class Portfolios, U.S. Trust receives administrative servicing fees at the annual rate of up to 0.25% of the average daily net asset value of each multi-class Portfolio's Shares class for which it provides administrative servicing. For the six months ended September 30, 2002, U.S. Trust waived investment advisory and administration fees in amounts equal to the administration servicing fees for the Portfolios as follows:

                   Blended Equity Fund.............. $237,954
                   Large Cap Growth Fund............   50,816
                   Optimum Growth Fund..............    1,872
                   Small Cap Fund...................  147,907
                   Value and Restructuring Fund.....  228,737
                   Mid Cap Value Fund...............   52,961
                   Energy and Natural Resources Fund   11,522
                   Real Estate Fund.................   35,693
                   Technology Fund..................    3,021
                   Biotechnology Fund...............   29,209

   Edgewood Services, Inc. (the "Distributor"), a wholly-owned subsidiary of Federated Investors, Inc., serves as the distributor of Excelsior Fund and the Trust. Shares of each Portfolio are sold without a sales charge on a continuous basis by the Distributor.

   The Trust has adopted a Distribution Plan pursuant to Rule 12b-1 under the 1940 Act, under which the Shares of Optimum Growth Fund and Mid Cap Value Fund may compensate the Distributor monthly for its services which are intended to result in the sale of Portfolio Shares, in an amount not to exceed the annual rate of 0.25% of the average daily net asset value of each Portfolio's outstanding shares. Effective August 1, 2001, until further notice, the Trust has voluntarily agreed to stop charging fees under the Distribution Plan.

   Boston Financial Data Services, Inc. ("BFDS") serves as shareholder servicing agent to the Portfolios.

   Each Independent Director of Excelsior Fund receives an annual fee of $15,000, plus a meeting fee of $2,500 for each meeting attended, and is reimbursed for expenses incurred for attending meetings. The Chairman receives an additional annual fee of $7,500. Each member of the Nominating Committee receives an annual fee of $2,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. Independent Trustees of the Trust receive an annual fee of $6,000, plus a meeting fee of $1,000 for each meeting attended. The Chairman receives an additional fee of $5,000. Each member of the Nominating Committee receives an annual fee of $1,000 for services in connection with this committee, plus a meeting fee of $1,000 for each meeting attended. In addition, Directors and Trustees are reimbursed by Excelsior Fund and the Trust, respectively, for reasonable expenses incurred when acting in their capacity as Directors and Trustees.

3.  Purchases and Sales of Securities:

   For the six months ended September 30, 2002, purchases and sales of securities, excluding short-term investments, for the Portfolios aggregated:

                                             Purchases      Sales
                                            ------------ ------------
          Blended Equity Fund.............. $122,948,826 $121,880,325
          Large Cap Growth Fund............   25,951,739   64,061,581
          Optimum Growth Fund..............    7,556,886    7,875,257
          Small Cap Fund...................  162,220,120   99,129,480
          Value and Restructuring Fund.....  161,708,596  203,714,434
          Mid Cap Value Fund...............   59,676,182   10,862,447
          Energy and Natural Resources Fund   47,560,412   53,274,650
          Real Estate Fund.................   12,791,553   12,481,080
          Technology Fund..................    3,679,379    4,136,095
          Biotechnology Fund...............    2,923,922    1,925,014

4.  Federal Taxes:

   It is the policy of Excelsior Fund and the Trust that each Portfolio continue to qualify as a regulated investment company, if such qualification is in the best interest of the shareholders, by complying with the requirements of the Internal Revenue Code applicable to regulated investment companies, and by distributing substantially all of its taxable earnings to its shareholders.

   In order to avoid a Federal excise tax, each Portfolio is required to distribute certain minimum amounts of net realized capital gain and net investment income for the respective periods ending October 31 and December 31 in each calendar year.

   Dividends and distributions are determined in accordance with Federal income tax regulations which may differ from accounting principles generally accepted in the United States of America. These differences are primarily due to differing treatments for net operating losses, foreign currency transactions, partnership income, deferral of losses on wash sales, dividends received from real estate investment trusts (REITs) and net capital losses and net currency losses incurred after October 31 and within the taxable year ("Post-October losses"). Due to the nature of distributions that the Real Estate Fund receives from REITs, the Real Estate Fund anticipates that it will have a tax basis return of capital.

   For Federal income tax purposes, capital loss carryforwards may be carried forward and applied against future capital gains. To the extent that such carryforwards are utilized, capital gain distributions will be reduced. At March 31, 2002, the following Portfolios had capital loss carryforwards for Federal tax purposes available to offset future net capital gains through the indicated expiration dates:

                                  Expiration Date Expiration Date Expiration Date Expiration Date
                                     March 31,       March 31,       March 31,       March 31,
                                       2007            2008            2009            2010
                                  --------------- --------------- --------------- ---------------
Large Cap Growth Fund............          --       $ 8,373,927            --       $24,653,640
Optimum Growth Fund..............          --                --            --         2,322,727
Small Cap Fund...................          --                --      $596,597        10,078,064
Value and Restructuring Fund.....    $304,980        16,725,188            --        16,920,235
Mid Cap Value Fund...............          --                --            --            63,601
Energy and Natural Resources Fund          --                --            --         3,994,010
Technology Fund..................          --                --       555,736        11,313,160
Biotechnology Fund...............          --                --            --         1,579,961

   The Real Estate Fund, which has a tax year end of June 30, had Capital Loss Carryforwards for Federal tax purposes available to offset future net capital gains through June 30, 2007, June 30, 2008 and June 30, 2009 in the amounts of $307,218, $3,495,470 and $2,094,406, respectively.

   At September 30, 2002, aggregate gross unrealized appreciation for all securities for which there was an excess of value over tax cost and aggregate gross unrealized depreciation for all securities for which there was an excess of tax cost over value is as follows:

                                     Federal      Tax Basis     Tax Basis    Net Unrealized
                                       Tax        Unrealized    Unrealized    Appreciation
                                      Cost       Appreciation (Depreciation) (Depreciation)
                                  -------------- ------------ -------------- --------------
Blended Equity Fund.............. $  425,333,290 $114,172,905 $ (60,178,681) $  53,994,224
Large Cap Growth Fund............    135,333,164    4,216,651   (49,128,560)   (44,911,909)
Optimum Growth Fund..............     33,771,731    4,175,113    (7,426,762)    (3,251,649)
Small Cap Fund...................    188,816,692    8,343,799   (33,488,236)   (25,144,437)
Value and Restructuring Fund.....  1,839,903,018  247,201,640  (495,257,452)  (248,055,812)
Mid Cap Value Fund...............    125,395,983    8,468,934   (25,493,953)   (17,025,019)
Energy and Natural Resources Fund    103,360,110    6,064,965   (18,108,822)   (12,043,857)
Real Estate Fund.................     85,909,055    7,475,559    (4,066,225)     3,409,334
Technology Fund..................     15,597,378       94,206    (8,823,991)    (8,729,785)
Biotechnology Fund...............     50,983,844      862,776   (22,702,286)   (21,839,510)

5.  Capital Transactions:

   Excelsior Fund currently has authorized capital of 35 billion shares of Common Stock, 31.375 billion of which is currently classified to represent interests in one of nineteen separate portfolios. Authorized capital currently offered for each Portfolio is as follows: 2.25 billion shares of the Blended Equity Fund; 1.5 billion shares of the Value and Restructuring Fund; 1 billion shares each of the Large Cap Growth Fund, Small Cap Fund and Energy and Natural Resources Fund; and 500 million shares each of Real Estate Fund, Technology Fund and Biotechnology Fund. Each share has a par value of

$.001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of Excelsior Fund's Board of Directors. The Trust currently has authorized an unlimited number of shares of beneficial interest of each class of each Portfolio. Each share has a par value of $.00001 and represents an equal proportionate interest in the particular Portfolio with other shares of the same Portfolio, and is entitled to such dividends and distributions of taxable earnings on the assets belonging to such Portfolio as are declared at the discretion of the Trust's Board of Trustees.

                                                          Blended Equity Fund
                                         ----------------------------------------------------
                                             Six Months Ended              Year Ended
                                                 09/30/02                   03/31/02
                                         ------------------------  --------------------------
                                           Shares       Amounts       Shares       Amounts
                                         ----------  ------------  -----------  -------------
Sold....................................  1,499,261  $ 45,506,131    2,785,915  $ 100,191,664
Issued as reinvestment of dividends.....     10,098       329,287       36,203      1,288,279
Redeemed................................ (2,650,848)  (79,090,851)  (3,516,947)  (124,782,122)
                                         ----------  ------------  -----------  -------------
Net (Decrease).......................... (1,141,489) $(33,255,433)    (694,829) $ (23,302,179)
                                         ==========  ============  ===========  =============

                                                         Large Cap Growth Fund
                                         ----------------------------------------------------
                                             Six Months Ended              Year Ended
                                                 09/30/02                   03/31/02
                                         ------------------------  --------------------------
                                           Shares       Amounts       Shares       Amounts
                                         ----------  ------------  -----------  -------------
Sold....................................  3,490,914  $ 23,748,872    6,719,375  $  67,039,046
Issued as reinvestment of dividends.....         --            --           --             --
Redeemed................................ (8,810,615)  (60,489,871) (12,864,125)  (122,940,712)
                                         ----------  ------------  -----------  -------------
Net (Decrease).......................... (5,319,701) $(36,740,999)  (6,144,750) $ (55,901,666)
                                         ==========  ============  ===========  =============

                                                          Optimum Growth Fund
                                         ----------------------------------------------------
                                             Six Months Ended              Year Ended
                                                 09/30/02                   03/31/02
                                         ------------------------  --------------------------
                                           Shares       Amounts       Shares       Amounts
                                         ----------  ------------  -----------  -------------
Sold
   Shares...............................     69,203  $    734,882      198,283  $   2,487,961
   Institutional Shares.................    237,001     2,317,238      996,521     12,986,035
Redeemed
   Shares...............................   (181,362)   (1,748,616)    (478,527)    (6,453,423)
   Institutional Shares.................   (337,905)   (3,556,660)    (912,437)   (12,843,179)
                                         ----------  ------------  -----------  -------------
Net (Decrease)..........................   (213,063) $ (2,253,156)    (196,160) $  (3,822,606)
                                         ==========  ============  ===========  =============

                                                              Small Cap Fund
                                         -------------------------------------------------------
                                              Six Months Ended                Year Ended
                                                  09/30/02                     03/31/02
                                         --------------------------  ---------------------------
                                            Shares       Amounts        Shares        Amounts
                                         -----------  -------------  -----------  --------------
Sold....................................  18,188,973  $ 199,416,845   12,503,657  $  139,704,721
Issued as reinvestment of dividends.....          --             --        4,262          44,957
Redeemed................................ (14,172,514)  (151,039,468)  (7,092,440)    (77,083,647)
                                         -----------  -------------  -----------  --------------
Net Increase............................   4,016,459  $  48,377,377    5,415,479  $   62,666,031
                                         ===========  =============  ===========  ==============

                                                       Value and Restructuring Fund
                                         -------------------------------------------------------
                                              Six Months Ended                Year Ended
                                                  09/30/02                     03/31/02
                                         --------------------------  ---------------------------
                                            Shares       Amounts        Shares        Amounts
                                         -----------  -------------  -----------  --------------
Sold....................................  17,296,229  $ 485,882,153   33,190,455  $1,053,642,326
Issued as reinvestment of dividends.....     112,362      3,370,000      116,834       3,624,257
Redeemed................................ (22,141,169)  (602,096,595) (18,679,343)   (580,909,493)
                                         -----------  -------------  -----------  --------------
Net Increase (Decrease).................  (4,732,578) $(112,844,442)  14,627,946  $  476,357,090
                                         ===========  =============  ===========  ==============

                                                            Mid Cap Value Fund
                                         -------------------------------------------------------
                                              Six Months Ended                Year Ended
                                                  09/30/02                     03/31/02
                                         --------------------------  ---------------------------
                                            Shares       Amounts        Shares        Amounts
                                         -----------  -------------  -----------  --------------
Sold
   Shares...............................   3,511,935  $  43,464,213    3,807,364  $   47,777,579
   Institutional Shares.................   1,014,247     12,564,832    1,471,408      18,149,721
Issued as reinvestment of dividends
   Shares...............................         965         11,813        9,948         122,470
   Institutional Shares.................          58            721          669           8,216
Redeemed
   Shares...............................  (1,044,290)   (11,472,527)    (218,195)     (2,794,247)
   Institutional Shares.................    (212,378)    (2,544,736)    (838,282)    (10,565,761)
                                         -----------  -------------  -----------  --------------
Net Increase............................   3,270,537  $  42,024,316    4,232,912  $   52,697,978
                                         ===========  =============  ===========  ==============

                                                    Energy and Natural Resources Fund
                                         -------------------------------------------------------
                                              Six Months Ended                Year Ended
                                                  09/30/02                     03/31/02
                                         --------------------------  ---------------------------
                                            Shares       Amounts        Shares        Amounts
                                         -----------  -------------  -----------  --------------
Sold....................................   2,368,519  $  30,833,790    5,556,212  $   82,489,059
Issued as reinvestment of dividends.....      15,304        210,170      195,836       2,576,666
Redeemed................................  (3,017,787)   (39,159,699)  (3,458,338)    (48,202,515)
                                         -----------  -------------  -----------  --------------
Net Increase (Decrease).................    (633,964) $  (8,115,739)   2,293,710  $   36,863,210
                                         ===========  =============  ===========  ==============

                                                     Real Estate Fund
                                    --------------------------------------------------
                                        Six Months Ended             Year Ended
                                            09/30/02                  03/31/02
                                    ------------------------  ------------------------
                                      Shares       Amounts      Shares       Amounts
                                    ----------  ------------  ----------  ------------
Sold...............................  6,147,151  $ 43,190,947   8,260,914  $ 53,953,232
Issued as reinvestment of dividends     20,137       147,323      15,071        94,450
Redeemed........................... (5,913,497)  (41,059,693) (2,681,446)  (17,790,262)
                                    ----------  ------------  ----------  ------------
Net Increase.......................    253,791  $  2,278,577   5,594,539  $ 36,257,420
                                    ==========  ============  ==========  ============

                                                      Technology Fund
                                    --------------------------------------------------
                                        Six Months Ended             Year Ended
                                            09/30/02                  03/31/02
                                    ------------------------  ------------------------
                                      Shares       Amounts      Shares       Amounts
                                    ----------  ------------  ----------  ------------
Sold...............................  1,364,148  $  1,485,209   4,578,890  $ 10,073,311
Issued as reinvestment of dividends         --            --          --            --
Redeemed........................... (1,233,466)   (1,445,067) (7,094,030)  (15,594,158)
                                    ----------  ------------  ----------  ------------
Net Increase (Decrease)............    130,682  $     40,142  (2,515,140) $ (5,520,847)
                                    ==========  ============  ==========  ============

                                                    Biotechnology Fund
                                    --------------------------------------------------
                                        Six Months Ended             Year Ended
                                            09/30/02                  03/31/02
                                    ------------------------  ------------------------
                                      Shares       Amounts      Shares       Amounts
                                    ----------  ------------  ----------  ------------
Sold...............................  3,149,663  $  9,860,458   7,847,789  $ 41,236,280
Issued as reinvestment of dividends         --            --          60           328
Redeemed........................... (2,143,077)   (6,610,733) (1,454,742)   (6,865,037)
                                    ----------  ------------  ----------  ------------
Net Increase.......................  1,006,586  $  3,249,725   6,393,107  $ 34,371,571
                                    ==========  ============  ==========  ============

6.  Organization Costs:

   Excelsior Fund and the Trust have borne all costs in connection with the initial organization of new portfolios, including the fees for registering and qualifying its shares for distribution under Federal and state securities regulations. All such costs incurred prior to June 30, 1998 are being amortized on the straight-line basis over periods of five years from the dates on which each Portfolio commenced operations. Organization costs of the Technology and Biotechnology Funds, which commenced operations on March 31, 2000 and December 31, 2000, respectively, have been expensed as incurred in accordance with regulatory requirements.

7.  Line of Credit:

   The Portfolios and other affiliated funds participate in a $50 million unsecured line of credit provided by The JPMorgan Chase Bank under a line of credit agreement. Borrowings may be made to temporarily finance the repurchase of Portfolio shares. Interest is charged to each Portfolio, based on its borrowings, at a rate equal to the Federal Funds Rate plus 0.50% per year. In addition, a commitment fee, based on the average daily unused portion of the line of credit, is allocated among the participating Portfolios at the end of each quarter. For the six months ended September 30, 2002, the Portfolios had no borrowings under the agreement.

8.  Subsequent Event:

   Upon the recommendation of U.S. Trust the Board of Directors of Technology Fund (the "Fund") has determined that it is in the best interest of the Fund and its shareholders to liquidate the Fund. This determination was based on several factors, including, but not limited to, the small size of the Fund's assets and the resulting higher expenses of the Fund. The Board also recognized that it was unlikely that sales of the Fund's shares could be increased to raise assets to a more economically viable level. Therefore, the Fund will be liquidated and terminated on November 29, 2002.

   The Fund has begun and will continue to sell its portfolio securities and invest in short-term obligations in order to effect the liquidation. Shareholders can redeem their shares of the Fund at any time prior to liquidation. The liquidation of the Fund may result in income tax liabilities for the Fund's shareholders. As, a result, shareholders should consult their tax adviser for further information about federal, state, local and, or foreign tax consequences relevant to their specific situation.

                                                                     SA-DE-0902